                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5724

                    Oppenheimer Global Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
ASSET-BACKED SECURITIES--1.4%
Ally Auto Receivables Trust 2010-2, Automobile
Receivables Nts., Series 2010-2, Cl. A4, 2.09%, 5/15/15     $      1,720,000      $     1,742,904
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14           1,210,000            1,202,865
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
A3, 1.27%, 4/8/15                                                    885,000              884,751
AmeriCredit Prime Automobile Receivables Trust 2007-1,
Automobile Receivables Nts., Series 2007-1, Cl. D,
5.62%, 9/8/14                                                      3,495,000            3,574,377
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                     2,718,226            2,719,426
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.221%, 5/25/34(1)                                                 4,647,879            4,125,223
Argent Securities Trust 2006-M3, Asset-Backed
Pass-Through Certificates, Series 2006-M3, Cl. A2B,
0.361%, 9/25/36(1)                                                 1,587,109              594,850
Bank of America Auto Trust 2010-2, Automobile
Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17                 1,060,000            1,071,834
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates, Series 2010-A1, Cl. A1,
0.56%, 9/15/15(1)                                                  2,040,000            2,040,546
BMW Vehicle Owner Trust 2010-A, Asset-Backed Nts.,
Series 2010-A, Cl. A3, 1.39%, 4/25/14                              1,530,000            1,542,017
Capital Auto Receivables Asset Trust 2007-1, Automobile
Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%,
9/17/12                                                              693,000              713,705
Capital One Auto Finance Trust, Automobile Receivables,
Series 2006-C, Cl. A4, 0.29%, 5/15/13(1)                           1,643,626            1,634,845
Capital One Multi-Asset Execution Trust, Credit Card
Asset-Backed Certificates, Series 2008-A5, Cl. A5,
4.85%, 2/18/14                                                     2,495,000            2,526,208
CarMax Auto Owner Trust 2010-2, Asset-Backed
Certificates, Series 2010-2, Cl. A3, 1.41%, 2/16/15                3,300,000            3,323,563
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed
Certificates, Series 2003-2, Cl. 2A2, 0.821%, 2/25/33(1)              24,676               21,176
Citibank Omni Master Trust, Credit Card Receivables,
Series 2009-A8, Cl. A8, 2.36%, 5/16/16(1,2)                        3,035,000            3,073,763
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3,
Asset-Backed Pass-Through Certificates, Series 2006-W
FH3, Cl. A2, 0.361%, 10/25/36(1)                                     208,087              207,663
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                                676,775              679,737
Series 2010-A, Cl. A2, 0.81%, 3/25/15                              2,035,653            2,036,596
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)                        1,689,315            1,447,083
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(1)                          807,797              649,936
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.381%, 6/25/47(1)                                                 4,184,000            3,745,990
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed
Certificates:
Series 2005-G, Cl. 2A, 0.49%, 12/15/35(1)                            508,542              275,701
Series 2006-H, Cl. 2A1A, 0.41%, 11/15/36(1)                          191,082               71,823


                  1 | Oppenheimer Global Strategic Income Fund

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Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Discover Card Master Trust, Credit Card Receivables,
Series 2009-A1, Cl. A1, 1.56%, 12/15/14(1)                  $      2,035,000      $     2,062,602
DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl.
C2, 11.96%, 4/15/11(3,4,5)                                        15,000,000                  150
DVI Receivables Corp., Equipment Asset-Backed
Certificates, Series 2001-2, Cl. C, 4.405%, 11/11/10(3,5)          3,083,887                   31
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25(3,4,5)              2,730,094                   --
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.351%, 7/25/36(1)                                                   682,498              671,244
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.371%, 7/7/36(1)                                                    354,207              337,381
Ford Credit Auto Lease Trust, Automobile Receivable Nts.:
Series 2010-A, Cl. A, 1.04%, 3/15/13(2)                            1,120,857            1,121,868
Series 2010-B, Cl. A2, 0.75%, 10/15/12(4)                          2,370,000            2,370,003
Ford Credit Auto Owner Trust, Automobile Receivable
Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15                        2,940,000            2,995,623
GE Capital Credit Card Master Note Trust, Asset-Backed
Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                         2,050,000            2,130,266
GE Equipment Midticket LLC, Asset-Backed Certificates,
Series 2010-1, Cl. A2, 0.61%, 1/14/13(2)                           3,155,000            3,155,918
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A, Cl. D,
6/13/11(3,4,5)                                                     8,642,021                   --
Green Tree Financial Corp., Manufactured Housing
Contract Sr. Sub. Pass-Through Certificates, Series
1997-5, Cl. M1, 6.95%, 5/15/29                                     5,000,000            4,573,316
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1,
9.01%, 6/1/31                                                      2,087,457              426,102
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle
Contract-Backed Nts., Series 2010-1, Cl. A3, 1.16%,
2/15/15                                                            1,630,000            1,628,336
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35                2,774,000            1,451,426
Honda Auto Receivables 2010-2 Owner Trust, Automobile
Receivable Nts., Series 2010-2, Cl. A3, 1.34%, 5/20/13             2,260,000            2,277,540
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3,
Cl. A1, 0.521%, 1/20/35(1)                                         1,231,546            1,182,709
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.371%, 3/20/36(1)                                          599,588              597,296
Hyundai Auto Receivables Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14            1,125,000            1,136,621
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term
Nts.:
Series 2007-1A, Cl. B, 2.294%, 8/15/22(1,4)                       21,000,000           13,020,000
Series 2007-1A, Cl. C, 3.594%, 8/15/22(1,4)                       17,780,000            9,956,800
Series 2007-1A, Cl. D, 5.594%, 8/15/22(1,4)                       17,780,000            9,245,600
Madison Avenue CDO Ltd., Collateralized Debt
Obligations, Series 2A, Cl. C1, 2.714%, 3/24/14(1,4)               4,247,713               84,954


                  2 | Oppenheimer Global Strategic Income Fund

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Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg.
Pass-Through Certificates, Series 2006-WMC3, Cl. A3,
0.361%, 8/25/36(1)                                          $      5,524,532      $     2,060,805
Merrill Auto Trust Securitization 2007-1, Asset-Backed
Nts., Series 2007-1, Cl. A4, 0.32%, 12/15/13(1)                    3,038,234            3,030,272
NC Finance Trust, Collateralized Mtg. Obligation
Pass-Through Certificates, Series 1999-I, Cl. ECFD,
1/25/29(3,4)                                                       4,475,119              537,014
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1%, 12/15/13                          2,100,000            2,097,449
Nissan Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A3, 1.39%, 1/15/16                              2,225,000            2,238,260
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                         1,089,617            1,004,058
RASC Series 2006-KS7 Trust, Home Equity Mtg.
Asset-Backed Pass-Through Certificates, Series 2006-KS7,
Cl. A2, 0.361%, 9/25/36(1)                                           945,354              940,231
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. A3,
1.20%, 6/16/14                                                     1,305,000            1,305,622
Securitized Asset-Backed Receivables LLC Trust 2007-BR2,
Asset-Backed Securities, Series 2007-BR2, Cl. A2,
0.491%, 2/25/37(1)                                                 1,549,990              745,008
SLM Student Loan Trust, Student Loan Receivables, Series
2005-B, Cl. B, 0.702%, 6/15/39(1)                                  6,586,000            2,947,319
SSB RV Trust 2001-1, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/1/18                     295,551              296,329
Terwin Mortgage Trust, Home Equity Asset-Backed
Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37(1,2)              485,084              152,238
Toyota Auto Receivable Owner Trust 2010-B, Automobile
Receivable Nts., Series 2010-B, Cl. A2, 0.74%, 7/16/12             2,535,000            2,538,768
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13            2,090,000            2,086,526
Volvo Financial Equipment LLC, Asset-Backed
Certificates, Series 2010-1A, Cl. A3, 1.56%, 6/17/13(2)            1,130,000            1,135,739
Wachovia Auto Owner Trust 2007-A, Automobile Receivable
Nts., Series 2007-A, Cl. A4, 5.49%, 4/22/13                        1,604,838            1,635,751
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                            2,060,000            2,118,307
                                                                                  ---------------
Total Asset-Backed Securities (Cost $188,455,531)                                     127,202,064
MORTGAGE-BACKED OBLIGATIONS--16.0%
GOVERNMENT AGENCY--7.1%
FHLMC/FNMA/FHLB/SPONSORED--6.9%
Federal Home Loan Mortgage Corp.:
5%, 12/15/34                                                       3,377,483            3,566,019
5.50%, 9/1/39                                                      6,678,636            7,122,409
6%, 1/15/19-7/15/24                                                6,032,245            6,613,474
6.50%, 4/15/18-6/15/35                                             4,656,249            5,164,680
7%, 8/15/21-10/1/31                                                3,772,322            4,298,800
7.50%, 2/15/32-4/25/36                                             4,682,210            5,369,652
8.50%, 8/15/31                                                       257,491              304,685
10%, 5/15/20                                                         127,846              146,524


                  3 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
10.50%, 6/14/20                                             $         85,469      $        99,121
11.50%, 11/14/16                                                      21,296               21,550
12%, 7/15/15-6/15/17                                                 127,152              129,780
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                4,365,282            4,932,707
Series 151, Cl. F, 9%, 5/15/21                                         9,204               10,644
Series 1590, Cl. IA, 1.363%, 10/15/23(1)                           3,934,127            3,988,517
Series 1674, Cl. Z, 6.75%, 2/15/24                                   203,575              227,886
Series 2006-11, Cl. PS, 23.611%, 3/25/36(1)                        2,147,631            3,032,566
Series 2034, Cl. Z, 6.50%, 2/15/28                                    35,802               40,103
Series 2042, Cl. N, 6.50%, 3/15/28                                    47,940               55,206
Series 2043, Cl. ZP, 6.50%, 4/15/28                                3,245,439            3,373,893
Series 2053, Cl. Z, 6.50%, 4/15/28                                    34,302               38,789
Series 2116, Cl. ZA, 6%, 1/15/29                                   2,438,474            2,666,226
Series 2122, Cl. F, 0.71%, 2/15/29(1)                                100,549              100,819
Series 2279, Cl. PK, 6.50%, 1/15/31                                   58,804               64,569
Series 2326, Cl. ZP, 6.50%, 6/15/31                                  559,895              645,148
Series 2344, Cl. FP, 1.21%, 8/15/31(1)                             1,380,765            1,405,296
Series 2368, Cl. PR, 6.50%, 10/15/31                                  84,459               92,769
Series 2368, Cl. TG, 6%, 10/15/16                                    534,039              575,047
Series 2401, Cl. FA, 0.91%, 7/15/29(1)                               188,835              191,056
Series 2412, Cl. GF, 1.21%, 2/15/32(1)                             2,707,152            2,760,891
Series 2427, Cl. ZM, 6.50%, 3/15/32                                2,567,715            2,861,974
Series 2451, Cl. FD, 1.26%, 3/15/32(1)                               980,180            1,000,542
Series 2453, Cl. BD, 6%, 5/15/17                                     130,202              140,911
Series 2461, Cl. PZ, 6.50%, 6/15/32                                  364,354              406,340
Series 2464, Cl. FI, 1.26%, 2/15/32(1)                             1,004,955            1,023,745
Series 2470, Cl. AF, 1.26%, 3/15/32(1)                             1,581,431            1,623,560
Series 2470, Cl. LF, 1.26%, 2/15/32(1)                             1,027,787            1,050,879
Series 2471, Cl. FD, 1.26%, 3/15/32(1)                             1,633,517            1,668,535
Series 2475, Cl. FB, 1.26%, 2/15/32(1)                             1,407,620            1,440,812
Series 2500, Cl. FD, 0.76%, 3/15/32(1)                               383,913              386,282
Series 2517, Cl. GF, 1.26%, 2/15/32(1)                               849,797              868,475
Series 2526, Cl. FE, 0.66%, 6/15/29(1)                               459,442              461,222
Series 2551, Cl. FD, 0.66%, 1/15/33(1)                               323,012              324,211
Series 2551, Cl. LF, 0.76%, 1/15/33(1)                               157,625              158,602
Series 2676, Cl. KY, 5%, 9/15/23                                   2,635,000            2,839,806
Series 2676, Cl. TF, 0.86%, 1/15/32(1)                             1,972,900            1,976,331
Series 2750, Cl. XG, 5%, 2/1/34                                      740,000              772,917
Series 2754, Cl. PE, 5%, 2/15/34                                   5,000,000            5,211,056
Series 2890, Cl. PE, 5%, 11/1/34                                     750,000              783,244
Series 2907, Cl. GC, 5%, 6/1/27                                    1,204,743            1,226,709
Series 2915, Cl. GA, 4.50%, 12/1/21                                1,692,209            1,735,833
Series 2929, Cl. PC, 5%, 1/1/28                                    1,049,297            1,064,913
Series 2936, Cl. PE, 5%, 2/1/35                                    2,807,000            2,937,135
Series 2947, Cl. HE, 5%, 3/1/35                                    4,260,000            4,454,514
Series 2952, Cl. GJ, 4.50%, 12/1/28                                1,044,802            1,054,804
Series 3025, Cl. SJ, 23.796%, 8/15/35(1)                           2,109,048            2,940,262
Series 3057, Cl. LG, 5%, 10/15/35                                  5,000,000            5,216,777


                  4 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 3094, Cl. HS, 23.429%, 6/15/34(1)                    $      1,203,730      $     1,581,556
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 183, Cl. IO, 11.15%, 4/1/27(6)                                614,011              119,934
Series 192, Cl. IO, 10.275%, 2/1/28(6)                               264,205               52,729
Series 2035, Cl. PE, 2.587%, 3/15/28(6)                               71,836               14,516
Series 2049, Cl. PL, 21.509%, 4/15/28(6)                             437,887               87,931
Series 205, Cl. IO, 8.157%, 9/1/29(6)                              1,417,670              297,783
Series 206, Cl. IO, 13.565%, 12/1/29(6)                              455,053              112,725
Series 207, Cl. IO, 24.703%, 4/1/30(6)                               495,719              107,173
Series 2074, Cl. S, 55.10%, 7/17/28(6)                               353,283               69,373
Series 2079, Cl. S, 70.876%, 7/17/28(6)                              603,729              126,535
Series 214, Cl. IO, 21.505%, 6/1/31(6)                               475,679              101,763
Series 2177, Cl. SB, 99.999%, 8/15/29(6)                             376,260               89,129
Series 243, Cl. 6, 2.628%, 12/15/32(6)                             1,624,133              316,394
Series 2526, Cl. SE, 39.53%, 6/15/29(6)                              830,212              148,241
Series 2802, Cl. AS, 93.552%, 4/15/33(6)                           1,797,154              159,946
Series 2819, Cl. S, 49.658%, 6/15/34(6)                            8,162,873            1,430,868
Series 2920, Cl. S, 65.951%, 1/15/35(6)                            4,676,383              672,718
Series 3004, Cl. SB, 8.906%, 7/15/35(6)                            8,985,328            1,273,384
Series 3110, Cl. SL, 35.165%, 2/15/26(6)                           1,800,936              230,994
Federal National Mortgage Assn.:
3.50%, 1/1/26-1/1/41(7)                                           36,550,000           36,338,315
4%, 1/1/41(7)                                                     50,055,000           49,804,725
4.50%, 1/1/26-1/1/41(7)                                           70,307,000           72,454,529
5%, 11/25/21-12/25/21                                                140,838              149,993
5%, 1/1/41(7)                                                     54,358,000           57,152,327
5.285%, 10/1/36                                                   14,289,241           14,977,725
5.50%, 1/25/22-1/1/36                                              5,268,394            5,671,805
5.50%, 1/1/26-1/1/41(7)                                           55,832,000           59,766,690
6%, 6/25/17-4/1/35                                                30,662,474           33,637,143
6%, 1/1/41(7)                                                     10,625,000           11,549,715
6.50%, 4/25/18-1/1/34                                             14,277,181           16,053,012
7%, 11/1/17-9/25/34                                               14,665,347           16,619,324
7%, 4/1/34(8)                                                      6,776,182            7,711,395
7.50%, 2/25/27-3/25/33                                             8,797,033           10,089,341
8.50%, 7/1/32                                                         37,549               42,302
9.50%, 4/25/20-4/8/21                                                 65,034               76,542
11%, 7/25/16-2/25/26                                                 223,332              264,574
13%, 6/25/15                                                          44,504               52,696
15%, 5/9/13                                                           44,592               48,641
Federal National Mortgage Assn. Grantor Trust,
Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-T10, Cl. IO, 43.154%, 12/25/41(6)                     103,994,340            1,744,318
Trust 2001-T3, Cl. IO, 48.444%, 11/25/40(6)                       11,854,109              106,370


                  5 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                           $        202,590      $       228,555
Trust 1997-45, Cl. CD, 8%, 7/18/27                                 1,271,387            1,507,654
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                             1,300,567            1,434,909
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                 57,780               65,806
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                             2,395,241            2,645,297
Trust 2001-19, Cl. Z, 6%, 5/1/31                                   1,253,619            1,385,366
Trust 2001-44, Cl. QC, 6%, 9/25/16                                   268,823              290,637
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                               351,475              400,978
Trust 2001-65, Cl. F, 0.861%, 11/25/31(1)                          2,153,323            2,164,485
Trust 2001-69, Cl. PF, 1.261%, 12/25/31(1)                         2,335,484            2,395,787
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                 2,632,516            2,909,338
Trust 2002-12, Cl. PG, 6%, 3/25/17                                 1,543,663            1,674,877
Trust 2002-19, Cl. PE, 6%, 4/25/17                                   819,592              885,828
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                              2,549,059            2,831,682
Trust 2002-29, Cl. F, 1.261%, 4/25/32(1)                           1,170,129            1,200,529
Trust 2002-60, Cl. FH, 1.261%, 8/25/32(1)                          2,246,253            2,299,010
Trust 2002-64, Cl. FJ, 1.261%, 4/25/32(1)                            359,648              368,992
Trust 2002-68, Cl. FH, 0.761%, 10/18/32(1)                           758,360              763,396
Trust 2002-81, Cl. FM, 0.761%, 12/25/32(1)                         1,339,737            1,348,826
Trust 2002-84, Cl. FB, 1.261%, 12/25/32(1)                           222,530              228,332
Trust 2002-9, Cl. PC, 6%, 3/25/17                                  1,760,359            1,910,044
Trust 2003-11, Cl. FA, 1.261%, 9/25/32(1)                            303,668              311,585
Trust 2003-116, Cl. FA, 0.661%, 11/25/33(1)                          508,725              511,141
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                              5,556,000            6,076,291
Trust 2003-3, Cl. FM, 0.761%, 4/25/33(1)                           1,611,907            1,622,914
Trust 2004-101, Cl. BG, 5%, 1/25/20                                5,983,000            6,398,869
Trust 2004-9, Cl. AB, 4%, 7/1/17                                   2,862,228            2,939,380
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                1,390,698            1,639,680
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                            3,910,000            4,211,273
Trust 2005-12, Cl. JC, 5%, 6/1/28                                  2,217,340            2,266,464
Trust 2005-22, Cl. EC, 5%, 10/1/28                                 1,542,385            1,578,471
Trust 2005-25, Cl. PS, 27.013%, 4/25/35(1)                           797,848            1,286,069
Trust 2005-30, Cl. CU, 5%, 4/1/29                                  1,132,196            1,163,523
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                              2,865,000            3,141,972
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                              4,846,153            5,188,843
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                              3,700,000            3,940,711
Trust 2006-46, Cl. SW, 23.244%, 6/25/36(1)                         3,163,999            4,382,849
Trust 2009-36, Cl. FA, 1.201%, 6/25/37(1)                          4,281,924            4,365,647
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 48.37%, 11/18/31(6)                         2,444,180              457,747
Trust 2001-63, Cl. SD, 23.946%, 12/18/31(6)                           64,824               11,971
Trust 2001-68, Cl. SC, 17.984%, 11/25/31(6)                           44,293                8,072
Trust 2001-81, Cl. S, 36.493%, 1/25/32(6)                            616,972              122,315
Trust 2002-28, Cl. SA, 38.54%, 4/25/32(6)                            444,954               77,172
Trust 2002-38, Cl. SO, 56.24%, 4/25/32(6)                            427,559               76,535
Trust 2002-39, Cl. SD, 43.273%, 3/18/32(6)                           665,216              131,347


                  6 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-48, Cl. S, 34.925%, 7/25/32(6)                   $        695,803      $       127,690
Trust 2002-52, Cl. SL, 36.376%, 9/25/32(6)                           424,185               79,687
Trust 2002-53, Cl. SK, 41.609%, 4/25/32(6)                           414,665               80,995
Trust 2002-56, Cl. SN, 37.351%, 7/25/32(6)                           954,262              175,203
Trust 2002-65, Cl. SC, 72.042%, 6/25/26(6)                         1,332,797              246,116
Trust 2002-77, Cl. IS, 49.377%, 12/18/32(6)                          728,430              142,455
Trust 2002-77, Cl. SH, 46.688%, 12/18/32(6)                          799,872              149,809
Trust 2002-89, Cl. S, 67.262%, 1/25/33(6)                          4,452,715              889,830
Trust 2002-9, Cl. MS, 35.088%, 3/25/32(6)                            837,881              151,559
Trust 2003-13, Cl. IO, 12.77%, 3/25/33(6)                          3,298,997              647,896
Trust 2003-23, Cl. ES, 78.262%, 10/25/22(6)                       10,762,549            1,069,350
Trust 2003-26, Cl. DI, 8.711%, 4/25/33(6)                          1,909,961              402,686
Trust 2003-26, Cl. IK, 12.18%, 4/25/33(6)                            334,716               70,571
Trust 2003-33, Cl. SP, 51.228%, 5/25/33(6)                         2,774,955              481,747
Trust 2003-4, Cl. S, 44.204%, 2/25/33(6)                           1,407,284              264,170
Trust 2003-46, Cl. IH, 13.533%, 6/1/33(6)                            521,360               64,601
Trust 2004-56, Cl. SE, 17.592%, 10/25/33(6)                        2,684,379              443,157
Trust 2005-14, Cl. SE, 37.878%, 3/25/35(6)                         1,279,125              174,542
Trust 2005-40, Cl. SA, 66.451%, 5/25/35(6)                         7,308,543            1,222,059
Trust 2005-40, Cl. SB, 79.915%, 5/25/35(6)                         3,390,669              536,635
Trust 2005-71, Cl. SA, 68.506%, 8/25/25(6)                         3,556,537              485,761
Trust 2006-51, Cl. SA, 20.783%, 6/25/36(6)                        31,959,536            4,614,426
Trust 2006-60, Cl. DI, 39.461%, 4/25/35(6)                         2,033,501              297,324
Trust 2006-90, Cl. SX, 95.959%, 9/25/36(6)                         7,003,536            1,366,395
Trust 2007-88, Cl. XI, 21.222%, 6/25/37(6)                        17,787,138            2,480,744
Trust 221, Cl. 2, 30.401%, 5/1/23(6)                                 620,533              123,954
Trust 247, Cl. 2, 17.157%, 10/1/23(6)                                256,262               54,622
Trust 252, Cl. 2, 20.871%, 11/1/23(6)                                 73,664               14,862
Trust 254, Cl. 2, 7.744%, 1/1/24(6)                                  212,442               43,056
Trust 2682, Cl. TQ, 99.999%, 10/15/33(6)                           2,872,696              460,845
Trust 2981, Cl. BS, 99.999%, 5/15/35(6)                            5,112,299              761,997
Trust 301, Cl. 2, 1.332%, 4/1/29(6)                                  914,887              183,576
Trust 303, Cl. IO, 26.564%, 11/1/29(6)                               562,193              139,354
Trust 313, Cl. 2, 22.187%, 6/1/31(6)                               8,071,059            1,979,656
Trust 319, Cl. 2, 6.389%, 2/1/32(6)                                2,539,681              520,275
Trust 321, Cl. 2, 4.183%, 4/1/32(6)                                3,972,896            1,023,499
Trust 324, Cl. 2, 1.994%, 7/1/32(6)                                1,738,713              373,333
Trust 328, Cl. 2, 11.306%, 12/1/32(6)                              1,952,143              409,375
Trust 331, Cl. 5, 4.916%, 2/1/33(6)                                3,344,038              600,473
Trust 332, Cl. 2, 6.609%, 3/1/33(6)                                9,633,869            2,010,190
Trust 334, Cl. 10, 3.791%, 2/1/33(6)                               2,806,023              506,278
Trust 334, Cl. 12, 2.405%, 2/1/33(6)                               4,257,522              743,688
Trust 338, Cl. 2, 7.34%, 7/1/33(6)                                10,586,226            2,102,256
Trust 339, Cl. 7, 9.059%, 7/1/33(6)                                9,887,315            1,683,769
Trust 345, Cl. 9, 3.342%, 1/1/34(6)                                3,962,624              677,422


                  7 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 351, Cl. 10, 6.638%, 4/1/34(6)                        $      1,165,192      $       200,048
Trust 351, Cl. 8, 7.745%, 4/1/34(6)                                1,921,273              330,319
Trust 356, Cl. 10, 11.671%, 6/1/35(6)                              1,605,299              274,115
Trust 356, Cl. 12, 12.287%, 2/1/35(6)                                791,757              135,734
Trust 362, Cl. 13, 1.249%, 8/1/35(6)                                 103,803               17,496
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 1992-2, Cl. IO, 17.088%, 9/15/22(6)                         9,792,733              177,076
Series 1995-2B, Cl. 2IO, 19.295%, 6/15/25(6)                         686,426               21,460
Series 1995-3, Cl. 1IO, 11.181%, 9/15/25(6)                       22,902,407              328,187
                                                                                  ---------------
                                                                                      617,387,883
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
2.625%, 7/1/27(1)                                                      6,013                6,159
7%, 1/29/28-2/8/30                                                 1,408,578            1,613,861
8%, 1/29/28-9/29/28                                                  594,968              701,645
11%, 11/8/19                                                          10,063               11,231
12%, 12/9/13-9/1/15                                                   19,045               21,007
12.50%, 12/29/13-11/29/15                                            420,914              443,326
13%, 10/30/15                                                        581,914              643,923
13.50%, 6/30/15                                                      857,078              940,287
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                5,785,424            6,963,873
Series 2000-12,Cl. ZA, 8%, 2/16/30                                 3,013,008            3,626,404
Series 2000-7, Cl. Z, 8%, 1/16/30                                  2,741,717            3,202,542
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 58.331%, 7/16/28(6)                        1,253,851              266,396
Series 1998-6, Cl. SA, 71.794%, 3/16/28(6)                           737,075              149,740
                                                                                  ---------------
                                                                                       18,590,394
NON-AGENCY--8.9%
COMMERCIAL--4.3%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49                           18,440,000           18,057,044
Series 2008-1, Cl. A4, 6.152%, 12/1/17(1)                          9,860,000           10,624,801
Series 2008-1, Cl. AM, 6.195%, 2/10/51(1)                          8,165,000            8,100,278
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through
Certificates, Series 2007-4, Cl. 22A1, 5.87%, 6/1/47(1)            9,651,696            7,995,532
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR17, Commercial Mtg. Pass-Through Certificates,
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50                         10,105,000           10,307,889
Bear Stearns Commercial Mortgage Securities Trust
2007-PWR18, Commercial Mtg. Pass-Through Certificates,
Series 2007-PWR18, Cl. AM, 6.084%, 6/13/50                         7,657,000            7,662,864
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates, Series
1997-CTL1, 0%, 6/22/24(2,6,9)                                      1,888,952               87,681


                  8 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
COMMERCIAL CONTINUED
CD 2007-CD5 Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD5, Cl. AM, 6.175%, 11/1/44(1)   $      9,071,000      $     9,140,572
CHL Mortgage Pass-Through Trust 2005-17, Mtg.
Pass-Through Certificates, Series 2005-17, Cl. 1A8,
5.50%, 9/1/35                                                      9,201,931            8,164,690
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg.
Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1,
5.303%, 12/20/35(1)                                                  478,836              392,926
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM,
6.179%, 12/1/49(1)                                                19,210,000           19,585,152
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49             3,190,000            3,311,477
Credit Suisse Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates, Series 2007-C3, Cl. A4,
5.721%, 6/1/39(1)                                                  4,210,000            4,326,598
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
Certificates, Series 2007-RS1, Cl. A2, 0.761%,
1/27/37(1,4)                                                       3,808,808            1,060,515
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through
Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36           2,509,634            1,480,271
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                                  2,775,053            2,784,324
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.82%,
9/1/20(4,6)                                                       22,235,000            1,985,310
DLJ Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 1997-CF2, Cl. B30C, 6.99%,
10/15/30(1,4)                                                     30,783,826            5,233,250
First Horizon Alternative Mortgage Securities Trust
2007-FA2, Mtg. Pass-Through Certificates, Series
2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                  2,194,054            1,588,098
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg.
Pass-Through Certificates, Series 2007-AR3, Cl. 1A1,
6.052%, 11/1/37(1)                                                10,493,834            8,582,314
GE Capital Commercial Mortgage Corp., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A2, 4.433%, 7/10/39                 685,862              689,803
GMAC Commercial Mortgage Securities, Inc., Commercial
Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F,
6.975%, 5/15/30(1)                                                 2,000,000            2,006,020
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17            19,960,000           21,123,752
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39               9,277,000            9,853,725
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.801%,
5/25/35(1)                                                         3,655,450            2,764,551
IndyMac Index Mortgage Loan Trust 2005-AR31, Mtg.
Pass-Through Certificates, Series 2005-AR31, Cl. 2 A2,
2.829%, 1/1/36(1)                                                    467,373               14,774


                  9 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
COMMERCIAL CONTINUED
IndyMac INDX Mortgage Loan Trust 2005-AR23, Mtg.
Pass-Through Certificates, Series 2005-AR23, Cl. 6A1,
5.214%, 11/1/35(1)                                          $      7,186,512      $     5,553,410
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                         3,285,000            3,185,287
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(4)                      5,615,000            5,672,273
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                         3,985,000            4,081,086
Series 2006-LDP9, Cl. A3, 5.336%, 5/1/47                           8,660,000            9,000,946
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49                          11,430,000           11,905,994
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47                            8,605,000            9,030,584
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47                          16,776,000           16,541,116
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43                        11,868,000           11,887,176
Series 2008-C2, Cl. A4, 6.068%, 2/1/51                            18,630,000           19,397,631
Series 2008-C2, Cl. AM, 6.57%, 2/1/51(1)                          13,140,000            8,779,176
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP11, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDP11, Cl. ASB, 5.817%, 6/1/49(1)                      2,170,000            2,303,532
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through
Certificates, Series 2006-A7, Cl. 2A2, 5.723%, 1/1/37(1)           1,287,662              965,908
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial
Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM,
6.154%, 4/11/41(1)                                                 6,930,000            6,823,884
Lehman Structured Securities Corp., Commercial Mtg.
Pass-Through Certificates, Series 2002-GE1, Cl. A,
2.514%, 7/1/24(2)                                                    272,237              202,344
Lehman Structured Securities Corp., Mtg.-Backed
Security, 6%, 5/1/29                                                 374,303               77,484
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34                 2,689,420            2,684,441
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg.
Pass-Through Certificates, Series 2006-3, Cl. AM,
5.456%, 7/12/46                                                    3,602,000            3,641,806
Morgan Stanley Capital I Trust 207-IQ16, Commercial Mtg.
Pass-Through Certificates, Series 2007-IQ16, Cl. AM,
6.11%, 12/1/49(1)                                                  7,833,000            8,073,131
Morgan Stanley Capital I Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41                          15,820,000           15,784,021
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49                          8,890,000            9,513,567
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                            2,179,830            2,137,633
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                            3,075,000            2,994,580
NCUA Guaranteed Notes Trust, Asset-Backed Nts., Series
2010-R3, Cl. 2A, 0.825%, 12/8/20(1)                                1,360,000            1,358,300
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2005-QA4, Cl. A32,
3.359%, 4/25/35(1)                                                   333,181               63,311
Residential Asset Securitization Trust 2006-A12, Mtg.
Pass-Through Certificates, Series 2006-A12, Cl. 1A,
6.25%, 11/1/36                                                     2,159,173            1,539,513
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.834%, 2/1/37(1)           21,698,097           16,920,501


                  10 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
COMMERCIAL CONTINUED
Wachovia Bank Commercial Mortgage Trust 2007-C33,
Commercial Mtg. Pass-Through Certificates, Series
2007-C33, Cl. A4, 5.903%, 2/1/51(1)                         $     15,020,000      $    15,616,654
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR15, Cl.
1A, 1.168%, 11/1/46(1)                                             3,416,337            2,417,711
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust,
Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A,
2.904%, 4/1/47(1)                                                  2,433,117            1,369,008
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series
2010-C1, Cl. A1, 3.349%, 10/1/57(2)                                1,800,192            1,805,868
Wells Fargo Mortgage-Backed Securities 2004-W Trust,
Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2,
2.762%, 11/1/34(1)                                                 2,838,751              613,030
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR1, Cl.
1A1, 2.839%, 2/1/35(1)                                            11,479,427           10,538,774
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
1A3, 2.853%, 4/25/36(1)                                            7,265,982            6,910,389
                                                                                  ---------------
                                                                                      386,314,280
MULTIFAMILY--0.1%
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg.
Pass-Through Certificates, Series 2006-AR3, Cl. 1 A2A,
5.77%, 6/1/36(1)                                                   6,572,783            6,129,475
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR15, Cl.
1A2, 5.067%, 9/1/35(1)                                             1,902,149            1,827,106
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 3.203%, 3/25/36(1)                                            5,521,894            4,919,641
                                                                                  ---------------
                                                                                       12,876,222
OTHER--0.2%
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39              8,605,000            9,078,910
National Credit Union Administration, Gtd. Nts., Series
2010-R1, Cl. 1A, 0.655%, 10/7/20(1)                                4,692,572            4,686,706
                                                                                  ---------------
                                                                                       13,765,616
RESIDENTIAL--4.3%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM,
5.809%, 8/1/17(1)                                                 17,290,000           17,255,875
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through
Certificates, Series 2004-2, Cl. 12A2, 3.02%, 5/1/34(1)            9,514,764            8,608,311
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through
Certificates, Series 2004-9, Cl. 23A1, 4.963%, 11/1/34(1)          3,448,699            3,427,728


                  11 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
RESIDENTIAL CONTINUED
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg.
Pass-Through Certificates, Series 2007-A1, Cl. 9A1,
3.939%, 2/1/37(1)                                           $      4,271,029      $     4,308,840
CHL Mortgage Pass-Through Trust 2005-24, Mtg.
Pass-Through Certificates, Series 2005-24, Cl. A35,
5.50%, 11/1/35                                                     2,282,594            2,283,597
CHL Mortgage Pass-Through Trust 2005-26, Mtg.
Pass-Through Certificates, Series 2005-26, Cl. 1A8,
5.50%, 11/1/35                                                     7,152,352            6,786,355
CHL Mortgage Pass-Through Trust 2005-30, Mtg.
Pass-Through Certificates, Series 2005-30, Cl. A5,
5.50%, 1/1/36                                                      8,018,571            7,750,486
CHL Mortgage Pass-Through Trust 2005-J4, Mtg.
Pass-Through Certificates, Series 2005-J4, Cl. A7,
5.50%, 11/1/35                                                     5,492,958            4,519,339
CHL Mortgage Pass-Through Trust 2006-6, Mtg.
Pass-Through Certificates, Series 2006-6, Cl. A3, 6%,
4/1/36                                                             2,036,646            1,863,956
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg.
Pass-Through Certificates, Series 2007-HY3, Cl. 1A1,
3.789%, 6/1/47(1)                                                  6,115,217            4,049,372
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
5.837%, 9/1/47(1)                                                 29,668,328           22,088,471
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg.
Pass-Through Certificates, Series 2005-2, Cl. 1A3,
4.956%, 5/1/35(1)                                                  7,627,784            6,808,453
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg.
Pass-Through Certificates, Series 2005-3, Cl. 2A4,
5.138%, 8/1/35(1)                                                 15,031,147           11,069,463
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2,
5.08%, 3/1/36(1)                                                  17,760,122           13,972,767
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial
Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49          14,965,000           14,350,613
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21                            4,926,652            4,194,813
Countrywide Alternative Loan Trust 2006-43CB, Mtg.
Pass-Through Certificates, Series 2006-43CB, Cl.1A10,
6%, 2/1/37                                                        29,483,709           20,386,584
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.899%, 5/1/34(1)            9,471,903            8,145,590
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through
Certificates, Series 2005-AR6, Cl. 1A4, 2.864%, 9/1/35(1)         19,315,558           19,185,362
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through
Certificates, Series 2005-AR7, Cl. 4A1, 5.317%,
11/1/35(1)                                                         6,360,535            5,312,843
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through
Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36                  3,315,704            3,194,811
JPMorgan Alternative Loan Trust 2006-S4, Mtg.
Pass-Through Certificates, Series 2006-S4, Cl. A6,
5.71%, 12/1/36                                                     5,997,672            5,408,170
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through
Certificates, Series 2007-A1, Cl. 7A1, 5.29%, 7/1/35(1)            9,900,974            9,250,846
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial
Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM,
6.166%, 9/11/45(1)                                                27,890,000           26,851,089
Lehman Mortgage Trust, Mtg. Pass-Through Certificates,
Series 2006-1, Cl. 1A3, 5.50%, 2/1/36                              1,857,299            1,598,870
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg.
Pass-Through Certificates, Series 2006-2, Cl. 1A1,
3.005%, 4/1/36(1)                                                  6,440,979            5,122,636


                  12 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
RESIDENTIAL CONTINUED
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
2.838%, 12/25/34(1)                                         $        390,608      $       380,417
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1,
6.025%, 10/25/36(1)                                                9,297,371            8,617,375
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2003-QS1, Cl. A2,
5.75%, 1/25/33                                                        29,690               29,913
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                      198,266              125,770
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A5, 6%, 9/25/36                                    7,748,389            4,915,199
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                     3,559,870            2,225,351
Residential Asset Securitization Trust 2005-A14, Mtg.
Pass-Through Certificates, Series 2005-A14, Cl. A1,
5.50%, 12/1/35                                                     9,656,692            7,819,313
Residential Asset Securitization Trust 2005-A6CB, Mtg.
Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%,
6/1/35                                                            13,338,160           11,604,060
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR12, Cl.
1A8, 2.721%, 10/1/35(1)                                            7,131,603            6,200,676
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl.
1A2, 5.854%, 9/1/36(1)                                             4,950,967            4,533,774
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust,
Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 5%, 2/1/37(1)                           40,834,694           32,319,395
Series 2007-HY1, Cl. 5A1, 5.532%, 2/1/37(1)                       24,919,835           18,197,473
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
1A1, 5.302%, 12/1/36(1)                                           28,682,683           22,069,116
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY5, Cl.
3A1, 5.743%, 5/1/37(1)                                             4,929,250            4,508,538
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY6, Cl.
2A1, 5.549%, 6/25/37(1)                                           11,238,044            8,861,164
WaMu Mortgage Pass-Through Certificates 2007-HY7 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY7, Cl.
2A1, 5.629%, 7/1/37(1)                                             6,615,021            4,658,983
WaMu Mortgage Pass-Through Certificates, Mtg.
Pass-Through Certificates, Series 2006-AR18, Cl. 3A1,
5.377%, 1/1/37(1)                                                  5,514,151            5,020,690
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR16, Cl.
2A1, 2.847%, 10/1/35(1)                                            4,302,021            4,096,380


                  13 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
RESIDENTIAL CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR8, Cl.
2A1, 2.913%, 4/1/36(1)                                      $      5,005,268      $     4,389,690
                                                                                  ---------------
                                                                                      388,368,517
                                                                                  ---------------
Total Mortgage-Backed Obligations (Cost $1,437,195,846)                             1,437,302,912
U.S. GOVERNMENT OBLIGATIONS--3.1%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12                                                   69,170,000           69,820,060
1.75%, 9/10/15                                                    18,715,000           18,416,028
3%, 7/28/14(8)                                                    11,290,000           11,894,817
5%, 2/16/17                                                        9,895,000           11,155,712
5.25%, 4/18/16                                                    14,835,000           16,989,368
Federal National Mortgage Assn. Nts.:
1.125%, 7/30/12                                                   63,790,000           64,372,849
1.625%, 10/26/15                                                  15,675,000           15,295,649
4.375%, 10/15/15(10)                                              15,004,000           16,533,508
4.875%, 12/15/16                                                   7,060,000            7,924,970
5%, 3/15/16                                                        6,670,000            7,544,030
5.375%, 7/15/16                                                    7,948,000            9,137,863
U.S. Treasury Bills, 0.165%, 3/3/11(8,10)                         21,000,000           20,996,136
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16(8,11)                11,271,000           10,109,952
                                                                                  ---------------
Total U.S. Government Obligations (Cost $277,644,269)                                 280,190,942
FOREIGN GOVERNMENT OBLIGATIONS--23.8%
ARGENTINA--1.0%
Argentina (Republic of) Bonds:
2.50%, 12/31/38(1)                                                22,805,000           10,319,263
Series GDP, 0%, 12/15/35(1,12)                                    18,180,000            2,845,170
Series VII, 7%, 9/12/13                                           10,880,000           10,688,089
Argentina (Republic of) Sr. Unsec. Bonds, 0%, 12/15/35(1)         25,755,000 EUR        4,370,913
Argentina (Republic of) Sr. Unsec. Nts., 6.976%, 10/3/15          45,740,000           43,311,968
Argentina (Republic of) Sr. Unsec. Unsub. Nts., 7.267%,
12/31/33(1)                                                       47,693,395 ARP       18,634,888
Argentina (Republic of) Sr. Unsecured Nts., 13.625%,
1/30/14(1)                                                         4,920,000 ARP        1,200,855
                                                                                  ---------------
                                                                                       91,371,146
AUSTRALIA--0.3%
Australia (Commonwealth of) Sr. Unsec. Bonds:
Series 119, 6.25%, 4/15/15                                         2,695,000 AUD        2,852,795
Series 120, 6%, 2/15/17                                            1,485,000 AUD        1,564,138
Queensland Treasury Corp. Sr. Unsec. Unsub. Nts., Series
16, 6%, 4/21/16                                                   18,140,000 AUD       18,576,732
                                                                                  ---------------
                                                                                       22,993,665
AUSTRIA--0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19(2)                     2,360,000 EUR        3,405,423


                  14 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Austria (Republic of) Sr. Unsec. Unsub. Bonds, Series 2,
4.65%, 1/15/18                                                     2,475,000 EUR  $     3,653,060
                                                                                  ---------------
                                                                                        7,058,483
BELGIUM--0.1%
Belgium (Kingdom of) Sr. Bonds, Series 40, 5.50%, 9/28/17          7,250,000 EUR       10,765,223
BELIZE--0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%,
2/20/29(1,4)                                                       3,010,000            2,663,850
BRAZIL--3.1%
Brazil (Federal Republic of) Bonds, 7.125%, 1/20/37                2,090,000            2,502,775
Brazil (Federal Republic of) Nota Do Tesouro Nacional
Nts.:
9.762%, 1/1/17                                                   366,472,000 BRR      202,366,844
10%, 1/1/21                                                       94,893,000 BRR       50,486,506
11.433%, 5/15/45                                                  12,575,000 BRR       16,120,856
Brazil (Federal Republic of) Sr. Unsec. Unsub. Nts.,
5.625%, 1/7/41                                                     7,200,000            7,182,000
                                                                                  ---------------
                                                                                      278,658,981
CANADA--0.3%
Canada (Government of) Nts.:
3%, 12/1/15                                                       17,355,000 CAD       17,925,762
3.75%, 6/1/19                                                      4,375,000 CAD        4,638,125
4%, 6/1/17                                                         6,545,000 CAD        7,082,529
                                                                                  ---------------
                                                                                       29,646,416
COLOMBIA--0.7%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28(2)            9,872,000,000 COP        6,948,397
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                    5,628,000            6,697,320
12%, 10/22/15                                                  9,471,000,000 COP        6,596,157
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19                   6,330,000            7,627,650
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41          11,700,000           12,051,000
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%,
4/14/21                                                        8,792,000,000 COP        5,460,656
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17                5,320,000            6,304,200
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%,
6/28/27                                                       17,495,000,000 COP       12,916,230
                                                                                  ---------------
                                                                                       64,601,610
DENMARK--0.0%
Denmark (Kingdom of) Bonds, 4%, 11/15/19                          18,885,000 DKK        3,658,081
DOMINICAN REPUBLIC--0.1%
Dominican Republic Bonds, 7.50%, 5/6/21(2)                         4,900,000            5,304,250
EGYPT--0.8%
Egypt (The Arab Republic of) Sr. Unsec. Unsub. Nts.:
5.75%, 4/29/20(2)                                                  3,600,000            3,726,000
6.875%, 4/30/40(2)                                                 3,920,000            4,155,200
Egypt (The Arab Republic of) Treasury Bills:
Series 182, 8.729%, 2/15/11(11)                                   14,050,000 EGP        2,396,076
Series 182, 9.729%, 2/1/11(11)                                    54,050,000 EGP        9,242,643
Series 182, 9.819%, 3/22/11(11)                                   30,475,000 EGP        5,142,479
Series 182, 10.031%, 1/18/11(11)                                  17,725,000 EGP        3,041,494


                  15 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Series 273, 9.845%, 7/5/11(11)                                    33,600,000 EGP  $     5,514,104
Series 273, 9.967%, 4/5/11(11)                                    44,800,000 EGP        7,534,426
Series 364, 9.008%, 2/8/11(11)                                    31,225,000 EGP        5,334,338
Series 364, 9.038%, 3/29/11(11)                                   49,900,000 EGP        8,411,481
Series 364, 10.046%, 5/10/11(11)                                  19,825,000 EGP        3,309,221
Series 364, 10.064%, 7/12/11(11)                                  43,525,000 EGP        7,119,205
Series 364, 10.508%, 3/8/11(11)                                   29,950,000 EGP        5,072,127
                                                                                  ---------------
                                                                                       69,998,794
FINLAND--0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%,
9/15/17                                                            1,535,000 EUR        2,212,865
FRANCE--0.0%
France (Government of) Bonds, 4%, 4/25/60                          1,500,000 EUR        2,034,881
GERMANY--0.5%
Germany (Federal Republic of) Bonds:
0.50%, 6/15/12                                                     5,615,000 EUR        7,483,048
3.50%, 7/4/19                                                     10,640,000 EUR       14,932,854
Series 07, 4.25%, 7/4/39                                           2,765,000 EUR        4,222,425
Series 157, 2.25%, 4/10/15                                        11,240,000 EUR       15,368,082
                                                                                  ---------------
                                                                                       42,006,409
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17(2)                       8,875,000           10,006,563
GREECE--0.2%
Hellenic Republic Bonds, 4.30%, 3/20/12                            4,770,000 EUR        5,875,094
Hellenic Republic Sr. Unsec. Unsub. Bonds:
30 yr., 4.50%, 9/20/37                                            11,185,000 EUR        8,121,243
30 yr., 4.60%, 9/20/40                                             5,300,000 EUR        3,834,431
                                                                                  ---------------
                                                                                       17,830,768
HUNGARY--0.2%
Hungary (Republic of) Bonds:
Series 17/B, 6.75%, 2/24/17                                    1,841,900,000 HUF        8,377,900
Series 19/A, 6.50%, 6/24/19                                    2,029,000,000 HUF        8,845,626
                                                                                  ---------------
                                                                                       17,223,526
INDONESIA--0.6%
Indonesia (Republic of) Nts., 6.875%, 1/17/18(2)                  20,260,000           23,704,200
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%,
1/17/38(2)                                                        10,805,000           13,236,125
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds:
5.875%, 3/13/20(2)                                                 2,720,000            2,998,800
6.625% 2/17/37(2)                                                  6,140,000            6,754,000
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35(2)            6,855,000            9,048,600
                                                                                  ---------------
                                                                                       55,741,725
IRELAND--0.0%
Ireland (Republic of) Treasury Nts., 5.90%, 10/18/19               1,985,000 EUR        2,173,651
ISRAEL--0.7%
Israel (State of) Bonds:
5%, 1/31/20                                                      113,300,000 ILS       32,676,013


                  16 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
6%, 2/28/19                                                       95,470,000 ILS  $    29,678,607
                                                                                  ---------------
                                                                                       62,354,620
ITALY--0.5%
Italy (Republic of) Bonds:
3.75%, 3/1/21                                                      6,860,000 EUR        8,441,963
4%, 9/1/20                                                        10,640,000 EUR       13,483,836
5%, 9/1/40                                                         2,770,000 EUR        3,486,247
Italy (Republic of) Treasury Bonds, 3.75%, 12/15/13               10,975,000 EUR       14,846,587
                                                                                  ---------------
                                                                                       40,258,633
JAPAN--2.7%
Japan (Government of) Bonds, 20 yr., Series 112, 2.10%,
6/20/29                                                        2,824,000,000 JPY       36,329,948
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12                                          3,157,000,000 JPY       38,895,609
5 yr., 0.50%, 12/20/14                                         4,887,000,000 JPY       60,635,577
10 yr., Series 308, 1.30%, 6/20/20                             3,191,000,000 JPY       40,154,209
Japan (Government of) Sr. Unsec. Unsub. Bonds:
5 yr., Series 91, 0.40%, 9/20/15                               4,430,000,000 JPY       54,626,118
10 yr., Series 311, 0.80%, 9/20/20                             1,160,000,000 JPY       13,905,570
                                                                                  ---------------
                                                                                      244,547,031
KOREA, REPUBLIC OF SOUTH--1.3%
Korea (Republic of) Sr. Unsec. Bonds, Series 2006, 5%,
6/10/20                                                       42,931,000,000 KRW       39,352,698
Korea (Republic of) Sr. Unsec. Monetary Stabilization
Bonds:
Series 1208, 3.81%, 8/2/12                                    49,420,000,000 KRW       43,978,531
Series 1210, 3.28%, 10/2/12                                   19,323,000,000 KRW       17,038,429
Korea (Republic of) Sr. Unsec. Unsub. Nts.:
5.125%, 12/7/16                                                    6,075,000            6,547,854
7.125%, 4/16/19                                                    9,410,000           11,242,579
                                                                                  ---------------
                                                                                      118,160,091
MALAYSIA--0.1%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts.,
3.928%, 6/4/15(2)                                                  9,105,000            9,470,438
Malaysia (Government of) Bonds, Series 0110, 3.835%,
8/12/15                                                           11,645,000 MYR        3,841,445
                                                                                  ---------------
                                                                                       13,311,883
MEXICO--1.9%
United Mexican States Bonds:
5.625%, 1/15/17                                                    2,240,000            2,488,640
Series M10, 7.25%, 12/15/16(1)                                    23,090,000 MXN        1,945,169
Series M20, 7.50%, 6/3/27                                        575,570,000 MXN       46,698,068
Series M10, 7.75%, 12/14/17                                      462,835,000 MXN       39,923,735
Series M10, 8%, 12/17/15                                         196,800,000 MXN       17,025,989
Series M10, 8.50%, 12/13/18                                      178,060,000 MXN       15,950,658
Series M20, 10%, 12/5/24                                         424,740,000 MXN       42,958,926
United Mexican States Sr. Nts., 5.75%, 10/12/2110                  4,470,000            3,989,475
                                                                                  ---------------
                                                                                      170,980,660


                  17 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
NEW ZEALAND--0.2%
New Zealand (Government of) Sr. Unsec. Bonds, Series
415, 6%, 4/15/15                                                  22,395,000 NZD  $    18,279,155
NORWAY--0.0%
Norway (Kingdom of) Bonds, Series 471, 5%, 5/15/15                 5,790,000 NOK        1,075,304
PANAMA--0.2%
Panama (Republic of) Bonds:
7.25%, 3/15/15                                                     3,750,000            4,350,000
8.875%, 9/30/27                                                    2,990,000            4,111,250
9.375%, 4/1/29                                                     4,465,000            6,284,488
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26                 4,470,000            5,397,525
                                                                                  ---------------
                                                                                       20,143,263
PERU--0.2%
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20(4)             24,950,000 PEN       10,135,590
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%,
11/18/50(2)                                                        6,050,000            5,626,500
                                                                                  ---------------
                                                                                       15,762,090
PHILIPPINES--0.1%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds,
6.375%, 10/23/34                                                   2,040,000            2,172,600
Philippines (Republic of the) Sr. Unsec. Unsub. Nts.,
4.95%, 1/31/21                                                   143,000,000 PHP        3,450,126
                                                                                  ---------------
                                                                                        5,622,726
POLAND--1.4%
Poland (Republic of) Bonds:
5.25%, 10/25/20                                                   75,130,000 PLZ       24,085,555
Series 0415, 5.50%, 4/25/15                                      222,265,000 PLZ       75,698,261
Series 1015, 6.25%, 10/24/15                                      62,500,000 PLZ       21,890,707
Series 1017, 5.25%, 10/25/17                                       1,445,000 PLZ          477,232
                                                                                  ---------------
                                                                                      122,151,755
QATAR--0.1%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20(2)                       6,010,000            6,370,600
SOUTH AFRICA--1.9%
South Africa (Republic of) Bonds:
5.50%, 3/9/20                                                     10,935,000           11,686,781
Series R208, 6.75%, 3/31/21                                      123,520,000 ZAR       16,979,495
Series R207, 7.25%, 1/15/20                                      427,410,000 ZAR       61,383,343
Series R204, 8%, 12/21/18                                        165,830,000 ZAR       25,135,750
Series R186, 10.50%, 12/21/26                                    279,640,000 ZAR       50,669,282
                                                                                  ---------------
                                                                                      165,854,651
SPAIN--0.2%
Spain (Kingdom of) Bonds, 5.50%, 7/30/17                           7,755,000 EUR       10,699,046
Spain (Kingdom of) Sr. Unsub. Bonds, 4.10%, 7/30/18                4,660,000 EUR        5,824,299
                                                                                  ---------------
                                                                                       16,523,345
SRI LANKA--0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec.
Nts., 6.25%, 10/4/20(2)                                            5,090,000            5,185,438


                  18 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
SWEDEN--0.0%
Sweden (Kingdom of) Bonds, Series 1051, 3.75%, 8/12/17            17,420,000 SEK  $     2,699,746
THE NETHERLANDS--0.1%
Netherlands (Kingdom of the) Bonds, 4%, 7/15/18                    3,770,000 EUR        5,438,200
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17                  2,850,000 EUR        4,241,760
                                                                                  ---------------
                                                                                        9,679,960
TURKEY--2.0%
Turkey (Republic of) Bonds:
6.75%, 4/3/18                                                     13,150,000           15,056,750
6.875%, 3/17/36                                                      675,000              756,000
7%, 3/11/19                                                        5,250,000            6,090,000
10.50%, 1/15/20(1)                                                23,710,000 TRY       17,191,286
11%, 8/6/14                                                      103,140,000 TRY       73,591,459
16%, 3/7/12(1)                                                    20,215,000 TRY       14,461,188
Series CPI, 14.047%, 8/14/13(1)                                   16,255,000 TRY       15,890,828
Turkey (Republic of) Nts.:
7%, 6/5/20                                                         4,535,000            5,260,600
7.50%, 7/14/17                                                     6,740,000            8,003,750
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19               8,170,000            9,763,150
Turkey (Republic of) Unsec. Nts.:
6.75%, 5/30/40                                                     4,300,000            4,708,500
7.25%, 3/5/38                                                      4,290,000            5,013,938
                                                                                  ---------------
                                                                                      175,787,449
UKRAINE--0.3%
Financing of Infrastructural Projects State Enterprise
Gtd. Nts., 8.375%, 11/3/17(2)                                      7,560,000            7,939,739
Ukraine (Republic of) Bonds, 7.75%, 9/23/20(2)                     7,520,000            7,689,200
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17(2)          5,020,000            5,030,040
Ukraine (Republic of) Sr. Unsec. Unsub. Bonds, 6.58%,
11/21/16(2)                                                        4,080,000            4,100,400
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12(2)             6,050,000            6,200,040
                                                                                  ---------------
                                                                                       30,959,419
UNITED KINGDOM--0.4%
United Kingdom Treasury Bonds:
2.25%, 3/7/14                                                      5,785,000 GBP        9,211,499
4.75%, 3/7/20                                                      7,705,000 GBP       13,292,518
4.75%, 12/7/38                                                     5,570,000 GBP        9,498,457
                                                                                  ---------------
                                                                                       32,002,474
URUGUAY--0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36              7,305,000            8,711,213
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25           7,740,000            8,862,300
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22         13,835,000           17,189,988
                                                                                  ---------------
                                                                                       34,763,501
VENEZUELA--0.9%
Venezuela (Republic of) Bonds:
9%, 5/7/23                                                        14,020,000            9,778,950
9.25%, 9/15/27                                                     5,060,000            3,795,000


                  19 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Venezuela (Republic of) Nts.:
8.25%, 10/13/24                                             $      4,450,000      $     2,914,750
8.50%, 10/8/14                                                     6,925,000            5,886,250
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19                                                    6,580,000            4,490,850
12.75%, 8/23/22                                                    1,490,000            1,318,650
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38                                                       17,285,000            9,982,088
7.65%, 4/21/25                                                    30,525,000           19,307,063
9.375%, 1/13/34                                                    7,815,000            5,333,738
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18(2)          17,155,000           16,726,125
                                                                                  ---------------
                                                                                       79,533,464
                                                                                  ---------------
Total Foreign Government Obligations
(Cost $1,977,124,669)                                                               2,127,958,145
LOAN PARTICIPATIONS--0.4%
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan:
Tranche B, 10/19/15(7,13,14)                                      13,971,985            8,320,317
Tranche B, 3.745%, 10/19/15(1,13)                                  7,486,921            4,458,461
Tranche B, 3.745%, 10/19/15(1,7,13)                               15,822,898            9,422,536
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 12.50%, 7/20/15(7)                                15,916,875           17,259,861
Polymer Group, Inc., Sr. Sec. Credit Facilities 1st Lien
Term Loan, 0.75%, 10/4/11(1)                                      11,730,000                   --
                                                                                  ---------------
Total Loan Participations (Cost $36,591,578)                                           39,461,175
CORPORATE BONDS AND NOTES--30.5%
CONSUMER DISCRETIONARY--4.7%
AUTO COMPONENTS--0.4%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec.
Unsub. Nts., 8/15/20                                               8,870,000            9,224,800
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(4)                            21,189,000           22,884,120
                                                                                  ---------------
                                                                                       32,108,920
HOTELS, RESTAURANTS & LEISURE--1.9%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(2)             8,455,000            8,972,869
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts.,
1/15/15(2)                                                         4,270,000            3,949,750
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18         40,842,000           37,472,535
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts.,
3/1/14                                                            11,338,000           11,167,930
Landry's Restaurants, Inc., 11.625% Sr. Sec. Nts.,
12/1/15                                                            4,835,000            5,185,538
Mashantucket Pequot Tribe, 8.50% Bonds, Series A,
11/15/15(2,3,5)                                                   12,065,000            1,643,856
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18                    4,810,000            5,537,513
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14                                           6,130,000            5,685,575
6.75% Sr. Unsec. Nts., 4/1/13                                     15,095,000           15,079,905
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                              24,095,000           20,119,325
6.875% Sr. Unsec. Sub. Nts., 2/15/15                               5,042,000            3,138,645
8% Sr. Sub. Nts., 4/1/12                                          20,631,000           17,330,040


                  20 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
11.50% Sr. Sec. Nts., 11/1/17(2)                            $      9,635,000      $     8,936,463
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts.,
8/15/19                                                            9,570,000           10,598,775
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(2,3,5)                 10,850,000                   --
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts.,
2/1/14(3,5)                                                       22,435,000                2,244
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16               8,280,000            8,176,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%
Sec. Nts., 8/15/20                                                 9,735,000           10,586,813
                                                                                  ---------------
                                                                                      173,584,276
HOUSEHOLD DURABLES--0.4%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                   10,875,000           10,575,938
9.125% Sr. Nts., 5/15/19(2)                                       10,710,000           10,201,275
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts.,
4/1/12                                                             7,785,000            7,668,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer
LLC/Reynolds Group Issuer Luxembourg SA:
8.50% Sr. Nts., 5/15/18(2)                                         5,115,000            5,166,150
9% Sr. Nts., 4/15/19(2)                                            4,990,000            5,195,838
                                                                                  ---------------
                                                                                       38,807,426
LEISURE EQUIPMENT & PRODUCTS--0.4%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18(2)                 36,460,000           37,371,500
MEDIA--1.6%
Affinion Group Holdings, Inc., 11.625% Sr. Nts.,
11/15/15(2)                                                        6,770,000            7,057,725
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18(2)                11,690,000           11,456,200
American Media Operations, Inc., 13.50% 2nd Lien Nts.,
6/15/18(3,5,15)                                                        2,371                2,371
Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27                             1,775,000            1,548,688
7.75% Sr. Unsec. Unsub. Debs., 6/1/27                             11,109,000           10,053,645
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts.,
1/15/15(2)                                                        20,395,000           21,159,813
Cequel Communications Holdings I LLC, 8.625% Sr. Unsec.
Nts., 11/15/17(2)                                                  6,230,000            6,541,500
Clear Channel Communications, Inc., 10.75% Sr. Unsec.
Unsub. Nts., 8/1/16                                               11,465,000           10,318,500
Entravison Communications Corp., 8.75% Sr. Sec. Nts.,
8/1/17(2)                                                          2,370,000            2,512,200
Fisher Communications, Inc., 8.625% Sr. Unsec. Nts.,
9/15/14                                                            1,435,000            1,463,700
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15              20,061,000           20,311,763
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18(4)                 3,550,000            3,887,250
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14(3,5)                                  2,545,000                  255
6.875% Sr. Unsec. Sub. Nts., 10/1/13(3,5)                          8,690,000                  869
Newport Television LLC/NTV Finance Corp., 12.44% Sr.
Nts., 3/15/17(2,13)                                                9,534,000            9,009,630
Nexstar Broadcasting, Inc., 8.875% Sr. Sec. Nts.,
4/15/17(2)                                                         7,560,000            8,070,300
Radio One, Inc., 12.50% Sr. Unsec. Sub. Nts., 5/11/16(2)           1,273,000            1,253,905
Sinclair Television Group, Inc., 8.375% Sr. Nts.,
10/15/18(2)                                                       10,050,000           10,426,875
Univision Communications, Inc.:
7.875% Sr. Sec. Nts., 11/1/20(2)                                   1,760,000            1,856,800


                  21 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
MEDIA CONTINUED
8.50% Sr. Unsec. Nts., 5/15/21(2)                           $      2,340,000      $     2,380,950
Visant Corp., 10% Sr. Sec. Nts., 10/1/17(2)                        2,255,000            2,401,575
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14                9,610,000            9,249,625
                                                                                  ---------------
                                                                                      140,964,139
MULTILINE RETAIL--0.0%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub.
Nts., 3/15/14                                                      1,745,000            1,788,625
CONSUMER STAPLES--0.8%
BEVERAGES--0.0%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec.
Unsub. Nts., 7/24/17(1)                                            5,535,000 BRR        3,275,986
FOOD & STAPLES RETAILING--0.0%
Real Time Data Co., 11% Nts., 5/31/09(3,4,5,13)                    8,836,185                   --
FOOD PRODUCTS--0.8%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts.,
5/15/16(2)                                                        14,305,000           15,306,350
Arcor, 7.25% Sr. Unsec. Nts., 11/9/17(2)                           3,005,000            3,215,350
ASG Consolidated LLC, 14.10% Sr. Nts., 5/15/17(2,13)              17,296,608           16,691,227
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts.,
12/15/17(2)                                                       10,800,000           11,286,000
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15(2)                         5,541,000            5,866,811
Pilgrim's Pride Corp., 7.875% Sr. Nts., 12/15/18(2)                9,240,000            9,240,000
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15(4)                                                         9,465,000           10,080,225
                                                                                  ---------------
                                                                                       71,685,963
ENERGY--5.5%
ENERGY EQUIPMENT & SERVICES--0.6%
Frac Tech Services LLC/Frac Tech Finance, Inc., 7.125%
Sr. Nts., 11/15/18(2)                                              2,930,000            2,981,275
Global Geophysical Services, Inc., 10.50% Sr. Unsec.
Nts., 5/1/17                                                       9,905,000            9,905,000
PHI, Inc., 8.625% Sr. Unsec. Nts., 10/15/18(2)                    11,255,000           11,592,650
Precision Drilling Corp., 6.625% Sr. Unsec. Nts.,
11/15/20(2)                                                        8,780,000            8,955,600
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17(2)           9,090,000            9,726,300
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15(2)              9,590,000           10,453,100
                                                                                  ---------------
                                                                                       53,613,925
OIL, GAS & CONSUMABLE FUELS--4.9%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15(2)          5,500,000            5,809,100
Alon Refining Krotz Springs, Inc., 13.50% Sr. Sec. Nts.,
10/15/14                                                           3,250,000            3,136,250
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts.,
12/1/17                                                            9,700,000           10,197,125
Atlas Energy Resources LLC, 10.75% Sr. Unsec. Nts.,
2/1/18                                                            17,359,000           21,286,474
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts.,
12/15/15                                                           5,275,000            5,459,625
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15(2)             31,310,000           29,744,500
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                  4,800,000            5,028,000
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16                       8,700,000            9,591,750
BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts.,
10/15/20(2)                                                       10,725,000           10,832,250
Chaparral Energy, Inc.:
8.875% Sr. Unsec. Nts., 2/1/17                                     9,805,000           10,001,100
9.875% Sr. Nts., 10/1/20(2)                                       10,135,000           10,743,100


                  22 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%
Sr. Unsec. Nts., 2/15/18                                    $        675,000      $       726,469
Empresa Nacional del Petroleo, 5.25% Unsec. Nts.,
8/10/20(2)                                                         3,025,000            3,035,476
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16(2)                         7,230,000            7,699,950
7.288% Sr. Sec. Nts., 8/16/37(2)                                  18,655,000           19,494,475
8.125% Nts., 7/31/14(2)                                            5,860,000            6,651,100
8.146% Sr. Sec. Nts., 4/11/18(2)                                  10,210,000           11,869,125
8.625% Sr. Sec. Nts., 4/28/34(2)                                   6,450,000            7,772,250
9.25% Sr. Unsec. Unsub. Nts., 4/23/19(2)                          10,250,000           12,646,450
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20(2)                                     4,100,000            4,284,500
9.125% Sr. Unsec. Unsub. Nts., 7/2/18(2)                          12,000,000           14,100,000
11.75% Sr. Unsec. Bonds, 1/23/15(2)                                6,990,000            8,710,938
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20(2)               15,280,000           16,540,600
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20(2)                                13,600,000           13,684,320
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22(2)                          3,450,000            3,510,375
7.25% Sr. Unsec. Unsub. Nts., 11/5/19(2)                           2,250,000            2,441,250
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp., 6.75% Sr. Unsec. Nts., 11/1/20                              1,130,000            1,135,650
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(2)            24,420,000           25,763,100
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14                  17,610,000           19,282,950
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec.
Nts., 6/30/21(2)                                                   4,540,000            4,744,300
Pan American Energy LLC, 7.875% Sr. Unsec. Nts.,
5/7/21(2)                                                          5,500,000            5,871,250
Pemex Project Funding Master Trust, 6.625% Sr. Unsec.
Unsub. Nts., 6/15/38                                              11,540,000           11,779,178
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20                              3,480,000            3,628,137
5.875% Sr. Unsec. Nts., 3/1/18                                     2,520,000            2,695,941
7.875% Sr. Unsec. Nts., 3/15/19                                   11,400,000           13,533,738
Petroleos de Venezuela SA, 5.25% Sr. Unsec. Unsub. Nts.,
4/12/17                                                            3,040,000            1,748,000
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21                              6,070,000            6,176,225
6% Sr. Unsec. Unsub. Nts., 3/5/20                                  2,750,000            2,928,750
8% Unsec. Unsub. Nts., 5/3/19                                      3,440,000            4,162,400
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr.
Unsec. Nts., 8/14/19(2)                                            8,790,000           10,591,950
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl.
A3, 6/15/11(2)                                                     5,636,094            5,626,450
PT Adaro Indonesia, 7.625% Nts., 10/22/19(2)                       7,570,000            8,308,075
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16               9,710,000           11,360,700
Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17                              1,935,000            2,048,681
8% Sr. Unsec. Sub. Nts., 5/15/19                                   4,695,000            5,135,156


                  23 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20                              $      9,535,000      $     9,844,888
9.875% Sr. Unsec. Nts., 5/15/16(2)                                 4,820,000            5,121,250
Tengizchevroil LLP, 6.124% Nts., 11/15/14(4)                      11,693,682           12,307,601
TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%
Sec. Bonds, 3/5/14(2)                                              5,645,000            5,990,418
                                                                                  ---------------
                                                                                      434,781,340
FINANCIALS--4.5%
CAPITAL MARKETS--0.7%
American General Finance, 6.90% Nts., Series J, 12/15/17          10,100,000            8,206,250
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub.
Nts., 3/1/16                                                       4,069,000            4,013,051
Credit Suisse First Boston International, Export-Import
Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11                      2,900,000            2,950,750
FoxCo Acquisition Sub LLC, 13.375% Sr. Nts., 7/15/16(2)              310,000              341,000
IPIC GMTN Ltd., 5% Nts., 11/15/20(2)                               6,030,000            5,931,554
Nationstar Mortgage LLC/Nationstar Capital Corp.,
10.875% Sr. Nts., 4/1/15(2)                                       27,165,000           26,825,438
Nuveen Investments, Inc., 5.50% Sr. Unsec. Nts., 9/15/15           4,182,000            3,606,975
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18(2)         11,245,000           12,200,825
                                                                                  ---------------
                                                                                       64,075,843
COMMERCIAL BANKS--2.3%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15(2)                     7,590,000            7,703,850
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17(2)          6,020,000            6,155,450
Banco BMG SA:
9.15% Nts., 1/15/16(4)                                            18,050,000           19,412,775
9.95% Unsec. Unsub. Nts., 11/5/19(2)                               4,270,000            4,558,225
Banco Cruzeiro do Sul SA, 8.875% Sub. Nts., 9/22/20(2)             3,000,000            3,003,000
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20(2)                                        4,490,000            4,445,100
6.95% Sub. Nts., 11/7/21(1,4)                                      2,920,000            3,066,000
9.75% Jr. Sub. Nts., 11/6/69(4)                                    3,000,000            3,495,000
Banco do Brasil SA:
5.375% Unsec. Sub. Nts., 1/15/21(2)                                5,400,000            5,319,000
8.50% Jr. Sub. Perpetual Bonds(2,16)                               6,050,000            6,995,010
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts.,
4/23/20(2)                                                         2,475,000            2,445,300
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16                                      7,882,000 EUR       10,808,040
4.50% Sr. Sec. Nts., 7/13/21                                       5,395,000 EUR        7,109,089
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17                        20,945,000           21,049,725
HSBK Europe BV:
7.25% Unsec. Unsub. Nts., 5/3/17(2)                                3,585,000            3,656,700
9.25% Sr. Nts., 10/16/13(4)                                       22,290,000           24,463,275
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15(2)                                 11,665,000           12,150,941
6.375% Bonds, 4/30/22(1,2)                                        11,895,000           11,956,152


                  24 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
COMMERCIAL BANKS CONTINUED
Ongko International Finance Co. BV, 10.50% Sec. Nts.,
3/29/04(2,3,5)                                              $      5,010,000      $            --
PrivatBank JSC/UK SPV Credit Finance plc, 8% Sr. Sec.
Nts., 2/6/12(2)                                                    4,580,000            4,545,650
Salisbury International Investments Ltd., 4.439% Sec.
Nts., Series 2006-003, Tranche E, 7/20/11(1,4)                     5,200,000            4,724,720
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts.,
7/9/20(2)                                                         13,905,000           14,600,250
VTB Capital SA:
6.465% Sr. Sec. Unsub. Nts., 3/4/15(2)                             7,400,000            7,741,880
6.551% Sr. Unsec. Nts., 10/13/20(2)                                5,970,000            5,895,375
6.875% Sr. Sec. Nts., 5/29/18(2)                                   2,690,000            2,858,125
Yapi ve Kredit Bankasi/Unicredit Luxembourg SA, 5.188%
Sr. Unsec. Nts., 10/13/15(4)                                       4,470,000            4,627,344
                                                                                  ---------------
                                                                                      202,785,976
CONSUMER FINANCE--0.2%
JSC Astana Finance, 9.16% Nts., 3/14/12(3,5)                      27,100,000            3,501,320
SLM Corp., 8% Sr. Nts., 3/25/20                                    5,270,000            5,351,922
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec.
Nts., 7/15/15(2)                                                   9,010,000            9,956,050
                                                                                  ---------------
                                                                                       18,809,292
DIVERSIFIED FINANCIAL SERVICES--0.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26(4)                                                        10,508,362            9,510,068
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17                    1,625,000 EUR        2,208,448
Banco Invex SA, 29.174% Mtg.-Backed Certificates, Series
062U, 3/13/34(1,17)                                               17,962,375 MXN        4,588,701
BM&F BOVESPA SA, 5.50% Sr. Unsec. Nts., 7/16/20(2)                 6,070,000            6,206,963
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31                              8,755,000            9,477,288
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(16)          11,230,000            9,713,950
JPMorgan Hipotecaria su Casita:
7.555% Sec. Nts., 8/26/35(4)                                      20,232,960 MXN        1,597,339
27.591% Mtg.-Backed Certificates, Series 06U, 9/25/35(1)           8,495,306 MXN        1,376,608
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A,
6/15/97(2,18)                                                     12,450,000            6,992,480
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds,
2/2/20(2)                                                          1,700,000            1,857,250
                                                                                  ---------------
                                                                                       53,529,095
INSURANCE--0.2%
International Lease Finance Corp.:
5.875% Unsec. Unsub. Nts., 5/1/13                                  1,750,000            1,778,438
8.625% Sr. Nts., 9/15/15(2)                                        6,140,000            6,615,850
8.75% Sr. Unsec. Unsub. Nts., 3/15/17(2)                           5,635,000            6,057,625
8.875% Sr. Unsec. Nts., 9/1/17                                     1,125,000            1,219,219
                                                                                  ---------------
                                                                                       15,671,132
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Realogy Corp., 10.50% Sr. Unsec. Nts., 4/15/14                    16,790,000           16,580,125
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13(1,4)                                                       8,535,000            8,727,038
                                                                                  ---------------
                                                                                       25,307,163


                  25 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
THRIFTS & MORTGAGE FINANCE--0.2%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16(2)     $      2,715,000      $     2,810,025
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16                              10,390,000 EUR       14,139,594
4.375% Sec. Nts., 5/19/14                                          1,350,000 EUR        1,885,122
                                                                                  ---------------
                                                                                       18,834,741
HEALTH CARE--1.6%
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17(2)                     8,810,000            8,347,475
Alere, Inc., 8.625% Sr. Sub. Nts., 10/1/18(2)                      3,940,000            4,008,950
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17(13)                              7,605,000            8,346,488
11.625% Sr. Unsec. Sub. Nts., 10/15/17                             8,731,000            9,691,410
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts.,
10/15/17(2)                                                        2,820,000            2,918,700
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec.
Unsub. Nts., 2/1/16                                                3,160,000            3,183,700
Universal Hospital Services, Inc., 8.50% Sr. Sec. Nts.,
6/1/15(13)                                                         4,815,000            4,971,488
                                                                                  ---------------
                                                                                       41,468,211
HEALTH CARE PROVIDERS & SERVICES--0.9%
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts.,
7/1/17(2)                                                          1,475,000            1,567,188
Catalent Pharma Solutions, Inc., 10.25% Sr. Unsec. Nts.,
4/15/15(13)                                                        5,103,831            5,180,388
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub.
Nts., 9/1/18                                                       8,875,000            9,718,125
HCA, Inc., 6.375% Nts., 1/15/15                                   10,640,000           10,507,000
HEALTHSOUTH Corp.:
7.25% Sr. Unsec. Nts., 10/1/18                                     5,640,000            5,766,900
7.75% Sr. Unsec. Nts., 9/15/22                                     2,275,000            2,354,625
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18(2)             4,140,000            4,160,700
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(2)                        7,115,000            7,577,475
OnCure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17(2)            4,070,000            3,866,500
Radiation Therapy Services, Inc., 9.875% Sr. Sub. Nts.,
4/15/17(2)                                                         3,780,000            3,789,450
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15         10,371,000           10,422,855
UHS Escrow Corp., 7% Sr. Nts., 10/1/18(2)                            845,000              870,350
US Oncology, Inc., 9.125% Sr. Sec. Nts., 8/15/17                   4,580,000            5,667,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co.
II, Inc., 8% Sr. Nts., 2/1/18                                      5,940,000            6,118,200
                                                                                  ---------------
                                                                                       77,567,506
HEALTH CARE TECHNOLOGY--0.0%
MedAssets, Inc., 8% Sr. Nts., 11/15/18(2)                          3,520,000            3,555,200
PHARMACEUTICALS--0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18(2)                              3,100,000            3,053,500
Valeant Pharmaceuticals International, Inc., 6.875% Sr.
Unsec. Nts., 12/1/18(2)                                            2,915,000            2,907,713
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18(2)               12,615,000           12,804,225
                                                                                  ---------------
                                                                                       18,765,438


                  26 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
INDUSTRIALS--3.5%
AEROSPACE & DEFENSE--0.9%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20                $      2,255,000      $     2,339,563
DynCorp International, Inc., 10.375% Sr. Unsec. Nts.,
7/1/17(2)                                                         18,725,000           19,286,750
Hawker Beechcraft Acquisition Co. LLC, 8.50% Sr. Unsec.
Nts., 4/1/15                                                      16,745,000           12,516,888
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec.
Nts., 6/1/17                                                       4,735,000            5,267,688
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18(2)                 24,705,000           25,693,200
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18              14,065,000           15,436,338
                                                                                  ---------------
                                                                                       80,540,427
AIR FREIGHT & LOGISTICS--0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(2)             2,940,000            3,101,700
AIRLINES--0.2%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15(2)           14,710,000           16,659,075
BUILDING PRODUCTS--0.3%
Associated Materials LLC, 9.125% Sr. Sec. Nts.,
11/1/17(2)                                                         4,230,000            4,430,925
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts.,
7/15/14                                                           19,740,000           21,072,450
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(2)                                   4,205,000            4,352,175
                                                                                  ---------------
                                                                                       29,855,550
COMMERCIAL SERVICES & SUPPLIES--0.2%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
11/15/05(3,5)                                                      3,462,000                   --
West Corp.:
7.875% Sr. Nts., 1/15/19(2)                                        4,680,000            4,773,600
8.625% Sr. Unsec. Nts., 10/1/18(2)                                10,130,000           10,788,450
                                                                                  ---------------
                                                                                       15,562,050
CONSTRUCTION & ENGINEERING--0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24(2)              15,251,043           17,043,041
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20(2)             3,020,000            3,261,600
                                                                                  ---------------
                                                                                       20,304,641
INDUSTRIAL CONGLOMERATES--0.1%
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15(2)                    9,440,000           10,148,000
MACHINERY--0.5%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(2)              9,350,000            9,969,438
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20         10,735,000           11,459,613
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                    20,165,000           20,467,475
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17(2)           5,180,000            5,367,775
                                                                                  ---------------
                                                                                       47,264,301
MARINE--0.2%
Marquette Transportation Co., 10.875% Sr. Sec. Nts.,
1/15/17(2)                                                        11,205,000           11,485,125
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts.,
11/1/17(2)                                                         2,820,000            2,897,550
Navios Maritime Holdings, Inc./Navios Maritime Finance
U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17                          2,435,000            2,648,063
                                                                                  ---------------
                                                                                       17,030,738


                  27 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
PROFESSIONAL SERVICES--0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15(2)    $     11,398,000      $    11,754,188
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr.
Unsec. Nts., 6/15/18(2)                                            2,355,000            2,696,475
                                                                                  ---------------
                                                                                       14,450,663
ROAD & RAIL--0.5%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18(2)                   20,365,000           21,230,513
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec.
Nts., 10/6/20(2)                                                   3,000,000            3,146,400
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26(4)             5,552,960            5,025,429
Transnet Ltd., 10.80% Sr. Unsec. Nts., 11/6/23                    18,000,000 ZAR        2,997,740
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(2)           14,889,000           13,251,210
                                                                                  ---------------
                                                                                       45,651,292
TRADING COMPANIES & DISTRIBUTORS--0.2%
Ashtead Capital, Inc., 9% Nts., 8/15/16(4)                         3,445,000            3,608,638
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17(2)          1,525,000            1,723,250
RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.50%
Sr. Unsec. Nts., 12/1/14                                           3,500,000            3,692,500
United Rentals North America, Inc.:
8.375% Sr. Unsec. Sub. Nts., 9/15/20                               1,765,000            1,804,713
9.25% Sr. Unsec. Unsub. Nts., 12/15/19                             3,305,000            3,693,338
                                                                                  ---------------
                                                                                       14,522,439
TRANSPORTATION INFRASTRUCTURE--0.0%
Aeropuertos Argentina 2000 SA, 10.75% Sr. Sec. Nts.,
12/1/20(4)                                                         2,160,000            2,257,200
INFORMATION TECHNOLOGY--1.9%
COMPUTERS & PERIPHERALS--0.2%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts., 10/12/15           4,970,000            5,181,225
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20(2)             10,490,000           10,070,400
                                                                                  ---------------
                                                                                       15,251,625
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global, Inc./Rexnord Corp., 11.75% Sr. Unsec. Sub.
Nts., 8/1/16                                                      10,415,000           11,222,163
INTERNET SOFTWARE & SERVICES--0.5%
Bankrate, Inc., 11.75% Sr. Sec. Nts., 7/15/15(2)                   5,910,000            6,589,650
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                  19,575,000           21,385,688
Telcordia Technologies, Inc., 11% Sr. Sec. Nts.,
5/1/18(2)                                                         15,190,000           15,341,900
                                                                                  ---------------
                                                                                       43,317,238
IT SERVICES--0.5%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                   8,195,000            8,154,025
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20(2)                                   8,875,000            9,407,500
9.875% Sr. Unsec. Nts., 9/24/15                                   21,160,000           20,260,700
SunGard Data Systems, Inc.:
7.375% Sr. Unsec. Nts., 11/15/18(2)                                2,935,000            2,964,350
7.625% Sr. Unsec. Nts., 11/15/20(2)                                2,935,000            2,986,363
                                                                                  ---------------
                                                                                       43,772,938


                  28 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts.,
8/1/20(2)                                                   $      5,015,000      $     5,228,138
Amkor Technology, Inc., 7.375% Sr. Unsec. Nts., 5/1/18             5,325,000            5,564,625
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(2)                                    6,025,000            6,657,625
10.75% Sr. Unsec. Nts., 8/1/20(2)                                 16,865,000           18,467,175
NXP BV/NXP Funding LLC:
7.875% Sr. Sec. Nts., 10/15/14                                     6,090,000            6,364,050
9.50% Sr. Unsec. Unsub. Nts., 10/15/15                            11,110,000           11,915,475
9.75% Sr. Sec. Nts., 8/1/18(2)                                     4,145,000            4,683,850
                                                                                  ---------------
                                                                                       58,880,938
MATERIALS--3.3%
CHEMICALS--0.9%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18(2)            11,215,000           11,831,825
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20(2)                          4,100,000            4,253,750
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                      10,140,000           10,748,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                      14,720,000           15,805,600
9% Sr. Sec. Nts., 11/15/20(2)                                      5,385,000            5,708,100
Huntsman International LLC, 8.625% Sr. Sub. Nts.,
3/15/21(2)                                                         1,130,000            1,226,050
Momentive Performance Materials, Inc.:
9% Sec. Nts., 1/15/21(2)                                          10,775,000           11,394,563
11.50% Sr. Unsec. Sub. Nts., 12/1/16                               9,395,000           10,240,550
Nalco Co., 6.625% Sr. Nts., 1/15/19(2)                             1,850,000            1,900,875
Rhodia SA, 6.875% Sr. Nts., 9/15/20(2)                            10,680,000           10,880,250
                                                                                  ---------------
                                                                                       83,989,963
CONSTRUCTION MATERIALS--0.1%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20(2)                   4,134,000            4,082,325
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(2)               4,545,000            4,709,756
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts.,
3/30/20(2)                                                         3,640,000            3,858,400
                                                                                  ---------------
                                                                                       12,650,481
CONTAINERS & PACKAGING--0.3%
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21(2)             14,645,000           14,571,775
Jefferson Smurfit Corp. (Escrow):
7.50% Sr. Unsec. Unsub. Nts., 6/1/13(3,5)                          3,045,000              114,188
8.25% Sr. Unsec. Nts., 10/1/12(3,5)                                9,965,000              373,688
Smurfit-Stone Container Corp. (Escrow):
8% Sr. Unsec. Unsub. Nts., 3/15/17(3,5)                            5,915,000              280,963
8.375% Sr. Nts., 7/1/12(3,5)                                       3,060,000              114,750
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                        11,690,000           10,579,450
                                                                                  ---------------
                                                                                       26,034,814
METALS & MINING--0.8%
Alrosa Finance SA, 7.75% Nts., 11/3/20(2)                          6,070,000            6,396,263
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19(2)           2,700,000            2,929,500
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                 11,605,000           10,154,375
JSC Severstal, 6.70% Nts., 10/25/17(2)                             7,410,000            7,354,425


                  29 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
METALS & MINING CONTINUED
Steel Capital SA for OAO Severstal, 9.75% Sec. Nts.,
7/29/13(2)                                                  $      7,860,000      $     8,793,768
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18(2)          28,320,000           31,116,600
                                                                                  ---------------
                                                                                       66,744,931
PAPER & FOREST PRODUCTS--1.2%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18(2)                8,415,000            9,256,500
Abitibi-Consolidated Co. of Canada (Escrow):
6% Sr. Unsec. Unsub. Nts., 6/20/13(3,5)                            6,665,000               74,981
7.75% Sr. Unsec. Bonds, 6/15/11(3,5)                               3,310,000               37,238
8.375% Sr. Unsec. Sub. Nts., 4/1/15(3,5)                           9,300,000              104,625
8.85% Unsec. Bonds, 8/1/30(3,5)                                    3,335,000               41,688
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15(2,13)                                                     11,837,874           11,186,791
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15(2)           19,545,000           19,447,275
Bowater Pulp & Paper Canada, Inc., 10.60% Sr. Unsec.
Nts., 1/15/11(3,5)                                                 5,080,000            1,371,600
Bowater, Inc. (Escrow):
6.50% Sr. Unsec. Nts., 6/15/13(3,5)                               10,835,000              487,575
9% Sr. Unsec. Nts., 8/1/09(3,5)                                    2,780,000              125,100
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(2)              13,504,000           12,795,040
Grupo Papelero Scribe SA, 8.875% Sr. Nts., 4/7/20(2)               4,545,000            4,499,550
Mercer International, Inc., 9.50% Sr. Unsec. Nts.,
12/1/17(2)                                                         8,765,000            9,049,863
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14                    15,780,000           14,912,100
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts.,
Series B, 8/1/16                                                  20,135,000           20,286,013
                                                                                  ---------------
                                                                                      103,675,939
TELECOMMUNICATION SERVICES--2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.2%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19(2)                    9,115,000            8,704,825
Broadview Networks Holdings, Inc., 11.375% Sr. Sec.
Nts., 9/1/12                                                       4,815,000            4,730,738
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                           4,585,000            4,562,075
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                7,505,000            7,073,463
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17                                     9,665,000           10,583,175
12.50% Sr. Unsec. Nts., 2/4/17(13)                                 5,100,000            5,661,000
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts.,
10/15/20(2)                                                        2,810,000            2,852,150
Level 3 Financing, Inc., 9.25% Sr. Unsec. Unsub. Nts.,
11/1/14                                                           17,794,000           17,749,515
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts.,
7/15/15                                                           19,915,000           20,711,600
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts.,
10/23/20(2)                                                       15,409,000           14,908,208
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts.,
2/15/18(2)                                                         4,550,000            4,641,000
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18            4,845,000            5,111,475
                                                                                  ---------------
                                                                                      107,289,224
WIRELESS TELECOMMUNICATION SERVICES--0.8%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40                             4,750,000            5,061,030


                  30 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36                           42,300,000 MXN  $     3,172,877
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts.,
10/15/20(2)                                                       20,400,000           19,482,000
MetroPCS Wireless, Inc.:
6.625% Sr. Unsec. Nts., 11/15/20                                  10,545,000           10,070,475
7.875% Sr. Unsec. Nts., 9/1/18                                     9,595,000           10,002,788
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts.,
6/22/20(2)                                                         6,090,000            6,949,908
Teligent, Inc., 11.50% Sr. Nts., 12/1/08(3,5)                      5,135,000                   --
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18(2)                17,250,000           19,708,125
                                                                                  ---------------
                                                                                       74,447,203
UTILITIES--2.7%
ELECTRIC UTILITIES--1.5%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec.
Unsub. Nts., 7/30/19(2)                                            5,600,000            6,356,000
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                14,520,000           11,579,700
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec.
Nts., 7/29/19(2)                                                   5,140,000            5,911,000
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec.
Nts., 12/1/20                                                     10,704,000           11,092,266
Eskom Holdings Ltd., 10% Nts., Series ES23, 1/25/23              116,000,000 ZAR       19,215,728
Eskom Holdings Ltd., 9.25% Bonds, Series ES18, 4/20/18            38,000,000 ZAR        5,960,586
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19(2)                17,680,000           19,487,532
Majapahit Holding BV:
7.75% Nts., 10/17/16(2)                                            8,820,000           10,231,200
8% Sr. Unsec. Nts., 8/7/19(2)                                      4,000,000            4,695,000
National Power Corp., 5.875% Unsec. Unsub. Bonds,
12/19/16                                                         421,000,000 PHP       10,622,077
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                         38,285,000           21,822,450
10.25% Sr. Unsec. Nts., Series B, 11/1/15                          6,290,000            3,553,850
TGI International Ltd., 9.50% Nts., 10/3/17(2)                     5,268,000            5,939,670
                                                                                  ---------------
                                                                                      136,467,059
ENERGY TRADERS--1.0%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20(2)                          5,760,000            6,011,672
Dynegy Holdings, Inc., 8.375% Sr. Unsec. Nts., 5/1/16             11,945,000            8,988,613
Energy Future Holdings Corp., 10% Sr. Sec. Nts.,
1/15/20(2)                                                        11,295,000           11,676,466
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(2)          20,035,000           21,437,450
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18(2)                                 5,635,000            5,627,956
9.875% Sr. Nts., 10/15/20(2)                                       5,630,000            5,615,925
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19(2)                             4,920,000            5,805,600
7.39% Sr. Gtd. Unsec. Nts., 12/2/24(2)                             4,370,000            5,200,300
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr.
Nts., 1/29/15(2)                                                   4,240,000            4,786,265
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15          13,913,000           14,017,348
                                                                                  ---------------
                                                                                       89,167,595


                  31 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
GAS UTILITIES--0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts.,
5/1/21(2)                                                   $      8,765,000      $     8,589,700
WATER UTILITIES--0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25%
Sr. Unsec. Nts., 12/16/20(2)                                       4,020,000            4,088,340
                                                                                  ---------------
Total Corporate Bonds and Notes (Cost $2,659,183,212)                               2,731,289,924

                                                                 Shares
                                                            ----------------
PREFERRED STOCKS--0.4%
Ally Financial, Inc., 7%, Non-Vtg.(2)                                 28,456           26,895,368
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg.(5,13)                                                       338,141                   --
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
Series B, Non-Vtg.(5)                                                 44,000                   --
Greektown Holdings LLC, Preferred(5,15)                              109,250           11,605,628
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(5,13)                5,816                   --
                                                                                  ---------------
Total Preferred Stocks (Cost $50,392,010)                                              38,500,996
COMMON STOCKS--0.8%
AbitibiBowater, Inc.(5)                                              385,713            9,129,827
American Media Operations, Inc.(5,15)                                535,548            8,732,486
American Media, Inc.(4,5)                                             10,986                    1
Arco Capital Corp. Ltd.(4,5,15)                                    2,494,716            4,989,432
Charter Communications, Inc., Cl. A(5)                               137,331            5,347,669
Global Aviation Holdings, Inc.(5)                                      3,200               32,000
Greektown Superholdings, Inc.(5,15)                                    8,267              816,945
Kaiser Aluminum Corp.                                                  2,405              120,466
MHP SA, GDR(2,5)                                                     243,656            4,166,518
Orbcomm, Inc.(5)                                                      30,391               78,713
Premier Holdings Ltd.(5)                                             799,833                   --
Smurfit-Stone Container Corp.(5)                                   1,063,015           27,213,184
USA Mobility, Inc.                                                        44                  782
Visteon Corp.(5)                                                     180,703           12,201,428
                                                                                  ---------------
Total Common Stocks (Cost $104,119,461)                                                72,829,451

                                                                  Units
                                                            ----------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp.
5/15/18(4,5)                                                          17,071            2,133,875
Global Aero Logistics, Inc. Wts., Strike Price $10, Exp.
2/28/11(5)                                                             4,020                   40
                                                                                  ---------------
Total Rights, Warrants and Certificates (Cost $958,652)                                 2,133,915

                                                            Principal Amount
                                                            ----------------
STRUCTURED SECURITIES--6.0%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                               37,140,000,000 IDR        4,570,767


                  32 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Indonesia (Republic of) Total Return Linked Bonds,
10.50%, 8/19/30                                               49,300,000,000 IDR  $     6,067,282
Indonesia (Republic of) Total Return Linked Bonds,
Series 22, 11%, 9/17/25                                       36,870,000,000 IDR        4,782,825
Indonesia (Republic of) Total Return Linked Nts., 10%,
9/18/24                                                       29,460,000,000 IDR        3,582,486
Indonesia (Republic of) Total Return Linked Nts., 10%,
9/18/24                                                       13,030,000,000 IDR        1,584,515
Indonesia (Republic of) Total Return Linked Nts., Series
50, 10.50%, 8/19/30                                           30,680,000,000 IDR        3,775,744
Indonesia (Republic of) Total Return Linked Nts., Series
51, 10.50%, 8/19/30                                           26,580,000,000 IDR        3,271,163
Indonesia (Republic of) Total Return Linked Nts., Series
51, 11%, 9/17/25                                              26,580,000,000 IDR        3,447,992
Citigroup Funding, Inc.:
Ghana (Republic of) Credit Linked Bonds, 14%, 3/9/11(1,4)          2,060,000 GHS        1,390,569
Indonesia (Republic of) Credit Linked Nts., 10%, 9/19/24      23,000,000,000 IDR        2,796,917
Indonesia (Republic of) Credit Linked Nts., Series 23,
11%, 9/17/25                                                  24,580,000,000 IDR        3,188,550
Indonesia (Republic of) Credit Linked Nts., Series 25,
11%, 9/17/25                                                  46,020,000,000 IDR        5,969,775
Indonesia (Republic of) Credit Linked Nts., Series 55,
10.50%, 8/19/30                                               46,020,000,000 IDR        5,663,617
Indonesia (Republic of) Total Return Linked Nts., 11%,
9/17/25                                                       28,180,000,000 IDR        3,655,547
Instituto Costarricense De Eletricidad Total Return
Linked Nts., 2.288%, 10/25/11(1)                                   7,495,000            7,525,657
Kenya (Republic of) Credit Linked Bonds, Series 5, 14%,
3/9/11(4)                                                          4,265,000 GHS        2,879,019
Ukraine (Republic of) Credit Linked Nts., 5.50%,
9/1/15(1,4)                                                       73,025,000 UAH        7,908,789
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%,
10/25/18(4)                                                    8,155,000,000 COP        5,120,168
Colombia (Republic of) Credit Linked Nts., 13.37%,
2/26/15(4,17)                                                  5,870,000,000 COP        6,851,462
Colombia (Republic of) Credit Linked Nts., Series 01,
13.37%, 2/26/15(4,17)                                          2,175,000,000 COP        2,538,659
Colombia (Republic of) Credit Linked Nts., Series 02,
13.37%, 2/26/15(4,17)                                          3,317,000,000 COP        3,871,601
Colombia (Republic of) Total Return Linked Bonds, Series
2, 11%, 7/27/20                                               10,191,000,000 COP        6,458,312
Dominican Republic Unsec. Credit Linked Nts., 15%,
3/12/12(4)                                                       182,600,000 DOP        5,024,771
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 3/30/11(5,19)                    196,587,000 RUR           19,307
Pemex Project Funding Master Total Return Linked Nts.,
1.537%, 5/12/11                                                   50,000,000           50,199,243
Russian Oreniz Total Return Linked Nts., 9.24%,
2/24/12(1)                                                       392,355,000 RUR       12,089,703
Credit Suisse First Boston, Inc. (Nassau Branch),
Russian Specialized Construction & Installation
Administration Total Return Linked Nts., 5/20/10(5,19)           335,100,000 RUR            1,097
Credit Suisse Group AG, Russian Moscoblgaz Finance Total
Return Linked Nts., 9.25%, 6/27/12                               269,570,000 RUR        8,074,657
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)          85,510,000 RUR        3,061,027
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)          79,950,000 RUR        2,861,994
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)          59,420,000 RUR        2,127,075


                  33 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Deutsche Bank AG:
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.09%, 1/7/11                  1,966,821 MXN  $       152,488
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de
Mexico SA de CV Credit Linked Nts., 9.65%, 1/7/11                  1,296,611 MXN          100,527
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128,
3.01%, 4/30/25(4,11)                                               5,213,320            3,355,943
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.064%,
4/30/25(4,11)                                                      6,642,572            4,275,988
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.103%,
4/30/25(4,11)                                                      5,734,797            3,691,631
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.138%,
4/30/25(4,11)                                                      5,126,185            3,299,852
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.191%,
4/30/25(4,11)                                                      6,382,516            4,108,584
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.241%,
4/30/25(4,11)                                                      7,284,674            4,689,325
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%,
4/30/25(4,11)                                                      5,819,602            3,746,222
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.342%,
4/30/25(4,11)                                                      5,470,177            3,521,288
Coriolanus Ltd. Sec. Credit Linked Nts., 10.855%,
12/31/17(4,17)                                                    50,470,000 BRR       25,582,470
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%,
4/26/11(1,4)                                                       6,050,000            6,628,380
Indonesia (Republic of) Credit Linked Nts., 10.50%,
8/23/30                                                       57,330,000,000 IDR        7,055,522
Indonesia (Republic of) Credit Linked Nts., 12.80%,
6/22/21                                                       23,160,000,000 IDR        3,462,291
Indonesia (Republic of) Credit Linked Nts., Series 03,
11%, 9/17/25                                                  35,580,000,000 IDR        4,615,484
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12(1)          74,280,000 RUR        2,659,023
Opic Reforma I Credit Linked Nts., Cl. 1A, 7.905%,
9/24/14(1,4)                                                      38,400,000 MXN        3,116,252
Opic Reforma I Credit Linked Nts., Cl. 1B, 7.905%,
9/24/14(1,4)                                                       7,680,000 MXN          623,250
Opic Reforma I Credit Linked Nts., Cl. 1C, 7.905%,
9/24/14(1,4)                                                      12,800,000 MXN        1,038,751
Opic Reforma I Credit Linked Nts., Cl. 1D, 7.905%,
9/24/14(1,4)                                                       6,400,000 MXN          519,375
Opic Reforma I Credit Linked Nts., Cl. 1E, 7.905%,
9/24/14(1,4)                                                       8,960,000 MXN          727,125
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.405%,
5/22/15(1,4)                                                       3,664,197 MXN          297,358
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.405%,
5/22/15(1,4)                                                       6,410,601 MXN          520,236
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.405%,
5/22/15(1,4)                                                      96,656,316 MXN        7,843,891
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.405%,
5/22/15(1,4)                                                       7,044,180 MXN          571,652
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.405%,
5/22/15(1,4)                                                       5,117,729 MXN          415,316
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.405%,
5/22/15(1,4)                                                       3,268,436 MXN          265,241
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.405%,
5/22/15(1,4)                                                         601,913 MXN           48,847
Ukraine (Republic of) 5.5 yr. Total Return Linked Nts.,
4.05%, 3/1/11                                                      6,160,000            5,977,972
Ukraine (Republic of) 6 yr. Total Return Linked Nts.,
4.05%, 8/30/11                                                     6,160,000            5,293,226
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts.,
4.05%, 2/29/12                                                     6,160,000            4,694,413
Ukraine (Republic of) 7 yr. Total Return Linked Nts.,
4.05%, 8/30/12                                                     6,160,000            4,230,565
United Mexican States Credit Linked Nts., 9.52%, 1/7/11            1,290,484 MXN          100,052
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.653%, 4/30/12(1,4)                                  15,000,000           13,485,000
Series 335, 2.103%, 4/30/12(1,4)                                  17,500,000           16,647,750
Goldman Sachs & Co., Turkey (Republic of) Credit Linked
Nts., 14.798%, 3/29/17(2,11)                                      81,020,000 TRY       27,777,056


                  34 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Goldman Sachs Capital Markets LP, Colombia (Republic of)
Credit Linked Nts., 10.479%, 2/8/37(4,11)                    245,971,200,000 COP  $     7,545,679
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.51%, 12/20/17(1,4)                              24,000,000           21,600,000
Series 2008-01, 9.878%, 8/2/10(3,4,5,11)                          37,994,727 BRR        2,288,839
Series 2008-2A, 6.752%, 9/17/13(1,4)                              35,811,875           36,603,317
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%,
7/28/20(4)                                                     4,890,000,000 COP        3,098,783
Indonesia (Republic of) Credit Linked Bonds, 8.25%,
7/19/21(2)                                                    51,300,000,000 IDR        5,857,242
Indonesia (Republic of) Credit Linked Bonds, Series 04,
11%, 9/17/25(2)                                               26,580,000,000 IDR        3,447,992
Indonesia (Republic of) Credit Linked Nts., Series 04,
10.50%, 8/19/30(2)                                            24,990,000,000 IDR        3,075,484
Indonesia (Republic of) Credit Linked Nts., Series 52,
10.50%, 8/19/30(2)                                            30,680,000,000 IDR        3,775,744
Indonesia (Republic of) Credit Linked Nts., Series 55,
11%, 9/17/25(2)                                               30,680,000,000 IDR        3,979,850
Indonesia (Republic of) Total Return Linked Nts.,
10.50%, 8/19/30(2)                                            11,890,000,000 IDR        1,463,286
Indonesia (Republic of) Total Return Linked Nts., Series
53, 11%, 9/17/25(2)                                           28,180,000,000 IDR        3,655,547
JSC Gazprom Credit Linked Nts., Series 4, 13.12%,
6/28/12(1)                                                        88,460,000 RUR        3,166,629
JPMorgan Chase Bank NA:
Export-Import Bank Total Return Linked Bonds, 6.55%,
3/13/13                                                          799,000,000 INR       17,069,992
Indonesia (Republic of) Credit Linked Nts., Series 2,
10.50%, 8/19/30(2)                                            57,330,000,000 IDR        7,055,522
Indonesia (Republic of) Credit Linked Nts., Series 2,
11%, 9/17/25(2)                                               22,150,000,000 IDR        2,873,327
Indonesia (Republic of) Credit Linked Nts., Series 3,
11%, 9/17/25(2)                                               44,300,000,000 IDR        5,746,654
Russian Federation Credit Linked Bonds, 10%, 9/30/11(1,2)        244,200,000 RUR        8,291,728
LB Peru Trust II Certificates, Series 1998-A,
2/28/16(5,19)                                                     14,029,589            1,402,959
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12(4)               6,864,387            4,158,446
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16(4)                                         7,928,000,000 COP        4,443,396
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17(2)          15,932,000 PEN        4,878,862
Russian Federation Total Return Linked Bonds, Series
007, Cl. VR, 5%, 8/22/34                                         249,904,351 RUR        3,862,142
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts.,
12.561%, 1/5/22(2,11)                                            113,353,000 BRR       10,138,811
GISAD Sr. Unsec. Credit Linked Nts., 166.572%, 4/2/13(11)         23,262,400 EUR        1,554,288
United Mexican States Credit Linked Nts., 5.64%,
11/20/15(4)                                                          300,000              270,480
Standard Bank Group Ltd.:
Ghana (Republic of) Credit Linked Bonds, Series 02,
12.606%, 1/5/11(4,11)                                              2,600,000 GHS        1,746,864


                  35 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
Ghana (Republic of) Credit Linked Bonds, 10.915%,
3/23/11(4,11)                                                      6,460,000 GHS  $     4,231,604
Standard Charter Bank, Kenya (Republic of) Credit Linked
Bonds, 14%, 3/9/11(1,4)                                            2,850,000 GHS        1,923,304
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%,
12/28/11(4)                                                        4,821,752 GHS        3,309,682
                                                                                  ---------------
Total Structured Securities (Cost $604,848,702)                                       538,015,089
EVENT-LINKED BONDS--1.7%
Akibare Ltd. Catastrophe Linked Nts., Cl. A, 3.234%,
5/22/12(1,2)                                                       5,516,000            5,554,612
Atlas V Capital Ltd. Catastrophe Linked Nts., Series 2,
11.79%, 2/24/12(1,2)                                               2,356,000            2,473,329
Blue Fin Ltd. Catastrophe Linked Nts., 9.25%,
5/28/13(1,2)                                                       1,608,000            1,645,306
Caelus Re Ltd. Catastrophe Linked Nts., 6.50%,
6/7/11(1,2)                                                        2,153,000            2,173,507
Calypso Capital Ltd. Catastrophe Linked Nts., Series
2010-1, Cl. A, 4.514%, 1/10/14(1,2)                                2,321,000 EUR        3,090,950
East Lane Re II Ltd. Catastrophe Linked Nts., 14.79%,
4/7/11(1,2)                                                        5,761,000            5,875,788
East Lane Re III Ltd. Catastrophe Linked Nts., 10.54%,
3/16/12(1,2)                                                       8,620,000            8,973,420
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 4.186%,
8/10/11(1,2)                                                       7,627,000            7,683,440
Foundation Re III Ltd. Catastrophe Linked Nts., Series
1-A, 5.75%, 2/3/14(1,2)                                            2,343,000            2,331,754
Lodestone Re Ltd. Catastrophe Linked Nts.:
Series A-2, 7.25%, 1/8/14(1)                                       4,004,000            4,009,305
Series CLA, 6.25%, 5/17/13(1,2)                                    2,398,000            2,401,357
Longpoint Re Ltd. Catastrophe Linked Nts.:
5.40%, 12/18/13(1,2)                                               4,069,000            4,119,049
5.40%, 12/24/12(1,2)                                               3,415,000            3,467,933
Mariah Re Ltd. Catastrophe Linked Nts.:
6.25%, 1/8/14(1,2)                                                 1,189,000            1,200,236
Series 2010, 8.50%, 1/8/17(1,2)                                    2,539,000            2,545,157
Merna Reinsurance II Ltd. Catastrophe Linked Nts.,
3.65%, 4/8/13(1,2)                                                 3,955,000            4,005,624
Midori Ltd. Catastrophe Linked Nts., 3.039%,
10/24/12(1,2)                                                      6,696,000            6,689,974
Montana Re Ltd. Catastrophe Linked Nts.:
9.803%, 1/8/14(1,2)                                                4,358,000            4,361,051
12.203%, 1/8/14(1,2)                                               1,437,000            1,437,575
16.703%, 1/8/14(1,2)                                               2,079,000            2,078,896
Multicat Mexico 2009 Ltd. Catastrophe Linked Nts.:
10.372%, 10/19/12(1,2)                                             1,279,000            1,356,891
11.622%, 10/19/12(1,2)                                             3,826,000            4,094,585
Muteki Ltd. Catastrophe Linked Nts., 4.684%, 5/24/11(1,2)          5,750,000            5,778,750
Redwood Capital XI Ltd. Catastrophe Linked Nts., 6.25%,
1/10/11(1,2)                                                       2,854,000            2,853,929
Residential Reinsurance 2007 Ltd. Catastrophe Linked
Nts., Series CL2, 11.796%, 6/6/11(1,2)                             7,265,000            7,474,232
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
6.60%, 6/6/13(1,2)                                                 3,434,000            3,456,063


                  36 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                            Principal Amount           Value
                                                            ----------------      ---------------
8.90%, 6/6/13(1,2)                                          $      2,036,000      $     2,106,395
13%, 6/6/13(1,2)                                                   2,036,000            2,125,482
13%, 6/6/13(1,2)                                                   3,434,000            3,498,216
Series CL1, 6.377%, 6/6/13(1,2)                                    3,170,000            3,151,614
Series CL2, 7.377%, 6/6/13(1,2)                                    1,783,000            1,781,128
Series CL3, 10.877%, 6/6/13(1,2)                                     750,000              748,481
Successor X Ltd. Catastrophe Linked Nts.:                          1,930,000            1,932,171
12.887%, 12/13/13(1,2)
14.637%, 12/13/13(1,2)                                             1,287,000            1,288,416
16.75%, 4/4/13(1,2)                                                3,612,000            3,387,514
Vega Capital Ltd. Catastrophe Linked Nts.:                         2,601,000            2,605,747
5.65%, 12/13/13(1,2)
Series D, 0%, 6/24/11(2,11)                                       12,045,000           23,457,638
                                                                                  ---------------
Total Event-Linked Bonds (Cost $135,055,947)                                          147,215,515

                             Expiration   Strike
                                Date       Price    Contracts
                             ----------   ------   -----------
OPTIONS PURCHASED--0.0%
Polish Zloty (PLZ) Put(5)       1/6/11    $2.970   450,295,000                          1,090,466
Polish Zloty (PLZ) Put(5)       1/6/11    $3.000   454,800,000                            635,128
Polish Zloty (PLZ) Put(5)      1/14/11    $3.000   454,680,000                          1,496,657
                                                                                  ---------------
Total Options Purchased (Cost $6,092,447)                                               3,222,251

                                                                 Shares
                                                            ----------------
INVESTMENT COMPANIES--18.4%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00% (12,20)                                                355,136              355,136
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21% (15,20)                                                    408,634,047          408,634,047
Oppenheimer Master Event-Linked Bond Fund, LLC (15)                3,216,412           36,185,839
Oppenheimer Master Loan Fund, LLC (15)                           103,581,902        1,200,562,297
                                                                                  ---------------
Total Investment Companies (Cost $1,615,077,226)                                    1,645,737,319

TOTAL INVESTMENTS, AT VALUE (COST $9,092,739,550)                      102.5%       9,191,059,698
Liabilities in Excess of Other Assets                                   (2.5)        (228,475,984)
                                                            ----------------      ---------------
Net Assets                                                             100.0%     $ 8,962,583,714
                                                            ================      ===============

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP   Argentine Peso
AUD   Australian Dollar
BRR   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
DKK   Danish Krone
DOP   Dominican Republic Peso
EGP   Egyptian Pound


                  37 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

EUR   Euro
GBP   British Pound Sterling
GHS   Ghana Cedi
HUF   Hungarian Forint
IDR   Indonesia Rupiah
ILS   Israeli Shekel
INR   Indian Rupee
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican Nuevo Peso
MYR   Malaysian Ringgit
NOK   Norwegian Krone
NZD   New Zealand Dollar
PEN   Peruvian New Sol
PHP   Philippines Peso
PLZ   Polish Zloty
RUR   Russian Ruble
SEK   Swedish Krona
TRY   New Turkish Lira
UAH   Ukraine Hryvnia
ZAR   South African Rand


(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,919,742,119 or 21.42% of the Fund's net assets as of December 31, 2010.

(3.) Issue is in default. See accompanying Notes.

(4.) Restricted security. The aggregate value of restricted securities as of December 31, 2010 was $444,587,798, which represents 4.96% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                           UNREALIZED
                                                          ACQUISITION                                     APPRECIATION
SECURITY                                                     DATES             COST           VALUE      (DEPRECIATION)
--------                                               -----------------   ------------   ------------   --------------
Aeropuertos Argentina 2000 SA, 10.75% Sr. Sec. Nts.,
12/1/20                                                         12/15/10   $  2,160,000   $  2,257,200    $      97,200
American Media, Inc.                                              2/2/09        243,381              1         (243,380)
Arco Capital Corp. Ltd.                                          2/27/07     37,420,740      4,989,432      (32,431,308)
ASG Warrant Corp. Wts., Strike Price $0.01, Exp.
5/15/18                                                  4/28/10-12/6/10        928,060      2,133,875        1,205,815
Ashtead Capital, Inc., 9% Nts., 8/15/16                 12/18/09-4/20/10      3,467,406      3,608,638          141,232
Autopistas del Nordeste Cayman Ltd., 9.39% Nts.,
1/15/26                                                 2/22/06-11/21/06     10,636,657      9,510,068       (1,126,589)
Banco BMG SA, 9.15% Nts., 1/15/16                       12/15/05-1/27/06     17,910,260     19,412,775        1,502,515
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21             10/31/06      2,920,000      3,066,000          146,000
Banco de Credito del Peru, 9.75% Jr. Sub. Nts.,
11/6/69                                                         10/30/09      3,000,000      3,495,000          495,000
Belize (Government of) Unsec. Unsub. Bonds, 6%,
2/20/29                                                    1/4/10-3/3/10      1,831,119      2,663,850          832,731
Citigroup Funding, Inc., Ghana (Republic of) Credit
Linked Bonds, 14%, 3/9/11                                         8/5/10      1,442,871      1,390,569         (52,302)
Citigroup Funding, Inc., Kenya (Republic of) Credit
Linked Bonds, Series 5, 14%, 3/9/11                              9/28/10      3,026,328      2,879,019         (147,309)
Citigroup Funding, Inc., Ukraine (Republic of)
Credit Linked Nts., 5.5%, 9/1/15                                  9/7/10      7,537,438      7,908,789          371,351
Citigroup Global Markets Holdings, Inc., Colombia
(Republic of) Credit Linked Bonds, 11.25%,
10/25/18                                                         12/9/08      3,442,270      5,120,168        1,677,898
Citigroup Global Markets Holdings, Inc., Colombia
(Republic of) Credit Linked Nts., 13.37%,
2/26/15                                                          7/18/08      5,095,052      6,851,462        1,756,410
Citigroup Global Markets Holdings, Inc., Colombia
(Republic of) Credit Linked Nts., Series 01,13.37%,
2/26/15                                                          7/31/08      1,908,563      2,538,659          630,096


                  38 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Citigroup Global Markets Holdings, Inc., Colombia
(Republic of) Credit Linked Nts., Series 02, 13.37%,
2/26/15                                                           8/8/08      2,933,511      3,871,601          938,090
Citigroup Global Markets Holdings, Inc., Dominican
Republic Unsec. Credit Linked Nts., 15%, 3/12/12                  3/7/07      5,482,278      5,024,771         (457,507)
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through
Certificates, Series 2007-RS1, Cl. A2, 0.761%,
1/27/37                                                          5/29/08      2,754,000      1,060,515       (1,693,485)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, Series 128, 3.010%, 4/30/25                               10/8/10      3,403,167      3,355,943          (47,224)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.064%, 4/30/25                                           7/16/10      4,310,081      4,275,988          (34,093)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.103%, 4/30/25                                           5/18/10      3,706,534      3,691,631          (14,903)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.138%, 4/30/25                                           3/30/10      3,300,604      3,299,852             (752)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.191%, 4/30/25                                          12/17/09      4,088,057      4,108,584           20,527
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.241%, 4/30/25                                           9/25/09      4,643,391      4,689,325           45,934
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.269%, 4/30/25                                           8/18/09      3,700,040      3,746,222           46,182
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Bonds, 3.342%, 4/30/25                                           4/16/09      3,455,405      3,521,288           65,883
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Nts., 10.855%, 12/31/17                                          9/19/07     21,474,311     25,582,470        4,108,159
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked
Nts., Series 113, 9%, 4/26/11                                    12/8/08      6,035,871      6,628,380          592,509
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1A, 7.905%, 9/24/14                                         12/27/07      3,529,276      3,116,252         (413,024)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1B, 7.905%, 9/24/14                                          6/12/08        740,364        623,250         (117,114)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1C, 7.905%, 9/24/14                                          8/12/08      1,259,502      1,038,751         (220,751)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1D, 7.905%, 9/24/14                                           8/6/09        491,201        519,375           28,174
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 1E, 7.905%, 9/24/14                                          9/10/09        669,726        727,125           57,399
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2A, 8.405%, 5/22/15                                          5/21/08        353,295        297,358          (55,937)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2B, 8.405%, 5/22/15                                          6/12/08        617,992        520,236          (97,756)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2C, 8.405%, 5/22/15                                          6/18/08      9,377,660      7,843,891       (1,533,769)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2D, 8.405%, 5/22/15                                           7/8/08        682,820        571,652         (111,168)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2E, 8.405%, 5/22/15                                          7/15/08        496,911        415,316          (81,595)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2F, 8.405%, 5/22/15                                           8/8/08        321,793        265,241          (56,552)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.,
Cl. 2G, 8.405%, 5/22/15                                          8/22/08         59,373         48,847          (10,526)
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA,
4.82%, 9/1/20                                                   10/27/10      2,028,989      1,985,310          (43,679)
DLJ Ltd., Collateralized Bond Obligations, Series1A,
Cl. C2, 11.96%, 4/15/11                                           4/9/99     15,000,000            150      (14,999,850)
DLJ Mortgage Acceptance Corp., Commercial Mtg.
Obligations, Series 1997-CF2, Cl. B30C, 6.99%,
10/15/30                                                         6/27/01     20,907,612      5,233,250      (15,674,362)
Eirles Two Ltd. Sec. Nts., Series 324, 3.653%,
4/30/12                                                          4/17/07     15,013,085     13,485,000       (1,528,085)
Eirles Two Ltd. Sec. Nts., Series 335, 2.103%,
4/30/12                                                          9/17/07     17,314,050     16,647,750         (666,300)
Embarcadero Aircraft Securitization Trust, Airplane
Receivable Nts., Series 2000-A, Cl. B, 8/15/25                   8/17/00      2,730,094             --       (2,730,094)


                  39 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Ford Credit Auto Lease Trust, Automobile Receivable
Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12                    10/21/10      2,369,953      2,370,003               50
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A, Cl. D,
6/13/11                                                  6/8/99-12/31/04      3,846,847             --       (3,846,847)
Goldman Sachs Capital Markets LP, Colombia (Republic
of) Credit Linked Nts., 10.479%, 2/8/37                          1/18/07     20,398,543      7,545,679      (12,852,864)
Hallertau SPC Credit Linked Nts., Series 2007-01,
2.51%, 12/20/17                                        12/13/07-10/23/09     22,824,226     21,600,000       (1,224,226)
Hallertau SPC Credit Linked Nts., Series 2008-01,
9.878%, 8/2/10                                           4/18/08-10/1/08     19,017,779      2,288,839      (16,728,940)
Hallertau SPC Credit Linked Nts., Series 2008-2A,
6.752%, 9/17/13                                                 10/23/08     36,143,283     36,603,317          460,034
HSBK Europe BV, 9.25% Sr. Nts., 10/16/13                  4/9/08-1/11/10     22,537,409     24,463,275        1,925,866
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub.
Term Nts., Series 2007-1A, Cl. B, 2.294%, 8/15/22                11/6/07     18,552,947     13,020,000       (5,532,947)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub.
Term Nts., Series 2007-1A, Cl. C, 3.594%, 8/15/22                 6/8/07     17,780,000      9,956,800       (7,823,200)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub.
Term Nts., Series 2007-1A, Cl. D, 5.594%, 8/15/22                 6/8/07     17,780,000      9,245,600       (8,534,400)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18                  7/20/10      3,550,000      3,887,250          337,250
JPMorgan Chase & Co., Colombia (Republic of) Credit
Linked Nts., 11%, 7/28/20                                        8/24/10      3,410,003      3,098,783         (311,220)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates, Series
2007-LDPX, Cl. A2S2, 5.187%, 1/1/49                              7/14/10      5,544,813      5,672,273          127,460
JPMorgan Hipotecaria su Casita, 7.555% Sec. Nts.,
8/26/35                                                          3/21/07      1,834,690      1,597,339         (237,351)
Lehman Brothers Treasury Co. BV, Microvest Capital
Management LLC Credit Linked Nts., 7.55%, 5/24/12                6/20/07      6,897,265      4,158,446       (2,738,819)
Madison Avenue CDO Ltd., Collateralized Debt
Obligations, Series 2A, Cl. C1, 2.714%, 3/24/14                  2/23/01      3,151,972         84,954       (3,067,018)
Merrill Lynch, Colombia (Republic of) Credit Linked
Nts., 10%, 11/17/16                                             10/20/06      3,387,746      4,443,396        1,055,650
Morgan Stanley Capital Services, Inc., United
Mexican States Credit Linked Nts., 5.64%, 11/20/15               11/3/05        300,000        270,480          (29,520)
NC Finance Trust, Collateralized Mtg. Obligation
Pass-Through Certificates, Series 1999-I, Cl. ECFD,
1/25/29                                                          8/10/10      4,377,854        537,014       (3,840,840)
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26     10/29/07-2/22/08      5,493,080      5,025,429         (467,651)
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20              11/10/10     10,217,499     10,135,590          (81,909)
Real Time Data Co., 11% Nts., 5/31/09                    6/30/99-5/31/01      6,781,954             --       (6,781,954)
Salisbury International Investments Ltd., 4.439%
Sec. Nts., Series 2006-003, Tranche E, 7/20/11                   7/12/06      5,200,000      4,724,720         (475,280)
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15                                                  4/28/10-9/23/10      9,589,692     10,080,225          490,533
Standard Bank Group Ltd., Ghana (Republic of) Credit
Linked Bonds, Series 02, 12.606%, 1/5/11                          7/6/10      1,790,608      1,746,864          (43,744)
Standard Bank Group Ltd., Ghana (Republic of) Credit
Linked Bonds, 10.915%, 3/23/11                                   9/22/10      4,416,900      4,231,604         (185,296)
Standard Charter Bank, Kenya (Republic of) Credit
Linked Bonds, 14%, 3/9/11                                        9/23/10      2,009,264      1,923,304          (85,960)
Tengizchevroil LLP, 6.124% Nts., 11/15/14               11/16/04-3/16/10     11,746,700     12,307,601          560,901
Tower Automotive Holdings USA LLC/TA Holdings
Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17            8/13/10-12/31/10     20,767,519     22,884,120        2,116,601
UBS AG, Ghana (Republic of) Credit Linked Nts.,
14.47%, 12/28/11                                                12/22/06      5,256,717      3,309,682       (1,947,035)
Wallace Theater Holdings, Inc., 12.50% Sr. Sec.
Nts., 6/15/13                                            9/30/10-10/6/10      8,679,341      8,727,038           47,697
Yapi ve Kredit Bankasi/Unicredit Luxembourg SA,
5.188% Sr. Unsec. Nts., 10/13/15                                 10/4/10      4,470,000      4,627,344          157,344
                                                                           ------------   ------------   --------------
                                                                           $573,975,742   $444,587,798    $(129,387,944)
                                                                           ============   ============   ==============


                  40 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

(5.) Non-income producing security.

(6.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,199,433 or 0.48% of the Fund's net assets as of December 31, 2010.

(7.) When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See accompanying Notes.

(8.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $33,587,183. See accompanying Notes.

(9.) The current amortization rate of the security's cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

(10.) All or a portion of the security position is held in collateral accounts to cover the Fund's obligations under certain derivative contracts. The aggregate market value of such securities is $13,263,998. See accompanying Notes.

(11.) Zero coupon bond reflects effective yield on the date of purchase.

(12.) Interest rate is less than 0.0005%.

(13.) Interest or dividend is paid-in-kind, when applicable.

(14.) This Senior Loan will settle after December 31, 2010, at which time the interest rate will be determined.

(15.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                            PRINCIPAL                                               PRINCIPAL
                                          AMOUNT/SHARES          GROSS             GROSS          AMOUNT/SHARES
                                       SEPTEMBER 30, 2010      ADDITIONS        REDUCTIONS      DECEMBER 31, 2010
                                       ------------------   --------------     ------------     -----------------
American Media Operations, Inc.                    --              535,548(a)            --             535,548
American Media Operations, Inc.,
13.50% 2nd Lien Nts., 6/15/18                      --                2,371(a)            --               2,371
Arco Capital Corp. Ltd.                     2,494,716                   --               --           2,494,716
Greektown Holdings LLC, Preferred
Stock                                         109,250                   --               --             109,250
Greektown Superholdings, Inc.                   8,267                   --               --               8,267
Oppenheimer Institutional Money
Market Fund, Cl. E                        415,669,338          527,412,545      534,447,836         408,634,047
Oppenheimer Master Event-Linked Bond
Fund, LLC                                   3,292,391                   --           75,979           3,216,412
Oppenheimer Master Loan Fund, LLC         105,623,787                   --        2,041,885         103,581,902

                                                                                                     REALIZED
                                                                 VALUE            INCOME           GAIN (LOSS)
                                                            --------------     ------------     -----------------
American Media Operations, Inc.                             $    8,732,486     $         --        $         --
American Media Operations, Inc.,
13.50% 2nd Lien Nts., 6/15/18                                        2,371               54                  --
Arco Capital Corp. Ltd.                                          4,989,432               --                  --
Greektown Holdings LLC, Preferred
Stock                                                           11,605,628               --                  --
Greektown Superholdings, Inc.                                      816,945               --                  --
Oppenheimer Institutional Money
Market Fund, Cl. E                                             408,634,047          273,680                  --
Oppenheimer Master Event-Linked Bond
Fund, LLC                                                       36,185,839          812,594(b)         (817,119)(b)
Oppenheimer Master Loan Fund, LLC                            1,200,562,297       27,173,705(c)        1,158,706(c)
                                                            --------------     ------------        ------------
                                                            $1,671,529,045     $ 28,260,033        $    341,587
                                                            ==============     ============        ============

(a.) All or a portion is the result of a corporate action.

(b.) Represents the amount allocated to the fund from Oppenheimer Master
     Event-Linked Bond Fund, LLC.

(c.) Represents the amount allocated to the fund from Oppenheimer Master Loan
     Fund, LLC.

(16.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(17.) Denotes an inflation-indexed security: coupon and principal are indexed to a consumer price index.

(18.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(19.) The reference asset underlying the structured security is in default. See accompanying Notes.

(20.) Rate shown is the 7-day yield as of December 31, 2010.


                  41 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                                LEVEL 3--
                                          LEVEL 1--           LEVEL 2--        SIGNIFICANT
                                      UNADJUSTED QUOTED   OTHER SIGNIFICANT   UNOBSERVABLE
                                            PRICES        OBSERVABLE INPUTS      INPUTS           VALUE
                                      -----------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities                 $           --      $   94,094,882     $33,107,182   $  127,202,064
Mortgage-Backed Obligations                         --       1,433,108,099       4,194,813    1,437,302,912
U.S. Government Obligations                         --         280,190,942              --      280,190,942
Foreign Government Obligations                      --       2,127,958,145              --    2,127,958,145
Loan Participations                                 --          39,461,175              --       39,461,175
Corporate Bonds and Notes                           --       2,725,190,109       6,099,815    2,731,289,924
Preferred Stocks                                    --          26,895,368      11,605,628       38,500,996
Common Stocks                               46,057,159          12,201,428      14,570,864       72,829,451
Rights, Warrants and Certificates                   --           2,133,875              40        2,133,915
Structured Securities                               --         532,433,280       5,581,809      538,015,089
Event-Linked Bonds                                  --         147,215,515              --      147,215,515
Options Purchased                                   --           3,222,251              --        3,222,251
Investment Companies                     1,645,737,319                  --              --    1,645,737,319
                                        --------------      --------------     -----------   --------------
Total Investments, at Value              1,691,794,478       7,424,105,069      75,160,151    9,191,059,698
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value                         --          14,714,263              --       14,714,263
Depreciated swaps, at value                         --             776,186              --          776,186
Futures margins                              6,884,613                  --              --        6,884,613
Foreign currency exchange contracts                 --          17,017,177              --       17,017,177
                                        --------------      --------------     -----------   --------------
Total Assets                            $1,698,679,091      $7,456,612,695     $75,160,151   $9,230,451,937
                                        --------------      --------------     -----------   --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Appreciated swaps, at value             $           --      $   (2,508,715)    $        --   $   (2,508,715)
Depreciated swaps, at value                         --         (30,663,094)             --      (30,663,094)
Futures margins                             (2,588,006)                 --              --       (2,588,006)
Foreign currency exchange contracts                 --         (49,714,075)             --      (49,714,075)
                                        --------------      --------------     -----------   --------------
Total Liabilities                       $   (2,588,006)     $  (82,885,884)    $        --   $  (85,473,890)
                                        --------------      --------------     -----------   --------------


                  42 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings             Value       Percent
-------------------        --------------   -------
United States              $5,486,319,051     59.7%
Brazil                        480,578,416      5.2
Mexico                        310,031,534      3.4
Japan                         270,253,807      2.9
Russia                        238,722,394      2.6
Turkey                        217,449,987      2.4
South Africa                  194,028,705      2.1
Indonesia                     192,183,390      2.1
Poland                        125,374,006      1.4
Korea, Republic of South      118,160,091      1.3
Colombia                      116,380,340      1.3
Supranational                 110,349,749      1.2
Argentina                     105,524,971      1.1
Ukraine                        95,877,063      1.0
Israel                         81,842,152      0.9
Venezuela                      81,281,464      0.9
Peru                           80,781,885      0.9
Canada                         76,864,194      0.8
Egypt                          75,625,244      0.8
Kazakhstan                     74,170,734      0.8
India                          72,293,685      0.8
Philippines                    55,843,183      0.6
United Kingdom                 49,919,603      0.5
Italy                          44,899,633      0.5
The Netherlands                42,357,285      0.5
Germany                        42,006,409      0.5
Uruguay                        34,763,501      0.4
Ghana                          25,487,605      0.3
Panama                         25,168,692      0.3
Australia                      22,993,665      0.2
Dominican Republic             19,839,089      0.2
New Zealand                    18,279,155      0.2
Greece                         17,830,768      0.2
Hungary                        17,223,526      0.2
Spain                          16,523,345      0.2
Ireland                        14,977,876      0.2
Malaysia                       13,311,883      0.1
France                         12,915,131      0.1
Belgium                        10,765,223      0.1
Trinidad & Tobago              10,591,950      0.1
Bermuda                        10,583,175      0.1
Cayman Islands                 10,070,400      0.1


                  43 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Chile                           9,047,148      0.1
Costa Rica                      7,525,657      0.1
Austria                         7,058,483      0.1
Qatar                           6,370,600      0.1
United Arab Emirates            5,931,554      0.1
Luxembourg                      5,661,000      0.1
China                           5,537,513      0.1
Sri Lanka                       5,185,438      0.1
Denmark                         3,658,081       --
European Union                  3,090,950       --
Marshall Islands                2,897,550       --
Sweden                          2,699,746       --
Belize                          2,663,850       --
Finland                         2,212,865       --
Norway                          1,075,304       --
                           --------------    -----
Total                      $9,191,059,698    100.0%
                           ==============    =====

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                             CONTRACT
COUNTERPARTY/CONTRACT                         AMOUNT         EXPIRATION                   UNREALIZED     UNREALIZED
DESCRIPTION                     BUY/SELL     (000'S)            DATES         VALUE      APPRECIATION   DEPRECIATION
---------------------           --------   -----------       ----------   ------------   ------------   ------------
BANC OF AMERICA:
Argentine Peso (ARP)                 Buy        97,360 ARP    1/18/11-    $ 24,312,445    $   223,701    $        --
                                                               3/29/11
Chinese Renminbi (Yuan) (CNY)        Buy       164,500 CNY      6/7/11      24,989,042        656,587          5,942
Euro (EUR)                          Sell        11,170 EUR      4/6/11      14,921,319        363,597             --
Indian Rupee (INR)                   Buy       816,500 INR     1/13/11      18,216,536         15,466             --
Indonesia Rupiah (IDR)               Buy    16,901,000 IDR     1/10/11       1,872,834             40          4,437
Malaysian Ringgit (MYR)              Buy        92,490 MYR     2/18/11      29,897,547        626,707             --
Philippines Peso (PHP)              Sell       789,000 PHP     1/13/11      18,012,260             --        169,655
South Korean Won (KRW)               Buy     6,964,000 KRW     1/24/11       6,127,373             --         16,701
South Korean Won (KRW)              Sell    32,050,000 KRW     1/24/11      28,199,641             --        462,731
Swedish Krona (SEK)                  Buy        28,400 SEK     2/22/11       4,214,905         78,340             --
                                                                                          -----------    -----------
                                                                                            1,964,438        659,466
                                                                                          -----------    -----------
BANK PARIBAS ASIA - FGN
Swedish Krona (SEK)                  Buy       499,570 SEK      2/9/11      74,176,324             --      1,518,107
                                                                                          -----------    -----------
BARCLAY'S CAPITAL:
Australian Dollar (AUD)              Buy        12,490 AUD      2/4/11      12,715,251         71,249             --
British Pound Sterling (GBP)        Sell         2,690 GBP     2/22/11       4,192,219          9,400             --
Colombian Peso (COP)                 Buy     7,211,000 COP      7/5/11       3,781,326             --         23,951
Euro (EUR)                           Buy         6,250 EUR     2/22/11       8,350,628         92,503             --
Hong Kong Dollar (HKD)               Buy       134,500 HKD      1/3/11      17,304,444         24,522             --
Hong Kong Dollar (HKD)              Sell       134,500 HKD     2/28/11      17,312,499             --         24,582
Hungarian Forint (HUF)               Buy     2,839,000 HUF     2/10/11      13,587,522             --        650,191
Japanese Yen (JPY)                  Sell     1,126,000 JPY      1/7/11      13,869,850             --        501,675
Norwegian Krone (NOK)                Buy        26,100 NOK     2/22/11       4,461,310        112,680             --
South African Rand (ZAR)             Buy     1,041,400 ZAR      2/9/11     157,153,461      5,556,922             --
                                                                                          -----------    -----------
                                                                                            5,867,276      1,200,399
                                                                                          -----------    -----------


                  44 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

CITIGROUP:
Chilean Peso (CLP)                   Buy     5,599,000 CLP     2/3/11-      11,929,939             --         37,515
                                                                2/4/11
Chilean Peso (CLP)                  Sell       930,000 CLP     1/7/11-       1,985,977          1,071          1,027
                                                               1/14/11
Colombian Peso (COP)                 Buy     4,806,000 COP      7/5/11       2,520,185             --         29,417
Euro (EUR)                          Sell        83,590 EUR     1/7/11-     111,684,451         47,200      1,899,086
                                                               5/10/11
Swiss Franc (CHF)                   Sell        17,860 CHF     1/14/11      19,105,324             --      1,215,269
                                                                                          -----------    -----------
                                                                                               48,271      3,182,314
                                                                                          -----------    -----------
CITIGROUP EM:
Chilean Peso (CLP)                   Buy       940,000 CLP     1/14/11       2,006,250         31,460             --
Colombian Peso (COP)                Sell     8,096,000 COP     2/18/11       4,256,658         23,543             --
Indian Rupee (INR)                   Buy     1,307,300 INR      3/3/11      28,908,992        208,662             --
Indonesia Rupiah (IDR)               Buy   186,272,000 IDR     2/18/11      20,519,165             --         90,705
Mexican Nuevo Peso (MXN)             Buy       473,370 MXN     1/18/11      38,282,631             --        222,245
                                                                                          -----------    -----------
                                                                                              263,665        312,950
                                                                                          -----------    -----------
CREDIT SUISSE:
British Pound Sterling (GBP)         Buy         5,310 GBP     3/22/11       8,273,451             --         13,494
Chilean Peso (CLP)                  Sell     3,138,000 CLP      1/6/11       6,701,839             --         64,081
Euro (EUR)                          Sell        29,415 EUR     2/10/11      39,303,498      1,422,023             --
Hungarian Forint (HUF)               Buy     3,545,000 HUF     2/10/11      16,966,455         28,260        758,815
Japanese Yen (JPY)                  Sell     1,507,000 JPY     1/12/11      18,564,029             --        237,050
New Turkish Lira (TRY)               Buy       247,880 TRY     2/9/11-     159,775,529             --     13,478,292
                                                               2/10/11
Polish Zloty (PLZ)                   Buy         5,200 PLZ      2/2/11       1,752,750             --         46,123
South African Rand (ZAR)             Buy        25,760 ZAR      1/7/11       3,906,238        172,652             --
Swedish Krona (SEK)                  Buy        42,500 SEK     2/22/11       6,307,517        114,790             --
Swedish Krona (SEK)                 Sell        38,500 SEK     2/22/11       5,713,868             --        103,986
Swiss Franc (CHF)                    Buy         7,810 CHF     2/22/11       8,358,552        229,359             --
Swiss Franc (CHF)                   Sell        13,030 CHF     2/22/11      13,945,191             --        512,201
                                                                                          -----------    -----------
                                                                                            1,967,084     15,214,042
                                                                                          -----------    -----------
CREDIT SUISSE EM:
Chilean Peso (CLP)                   Buy     3,138,000 CLP      1/6/11       6,701,839        245,713             --
Egyptian Pounds (EGP)                Buy       103,100 EGP     1/10/11      17,718,629         36,362             --
                                                                                          -----------    -----------
                                                                                              282,075             --
                                                                                          -----------    -----------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)             Sell         2,340 AUD      1/7/11       2,391,072             --        152,628
British Pound Sterling (GBP)        Sell         5,820 GBP      1/7/11       9,073,406             --         14,576
Canadian Dollar (CAD)                Buy         5,370 CAD     2/22/11       5,394,934         63,851             --
Canadian Dollar (CAD)               Sell        22,900 CAD     1/7/11-      23,015,332             --        455,440
                                                               2/22/11
Kazakhstan Tenge (KZT)               Buy       341,700 KZT     2/28/11       2,323,002             --          9,421
Swiss Franc (CHF)                   Sell         2,249 CHF      1/7/11       2,405,582             --        161,407
                                                                                          -----------    -----------
                                                                                               63,851        793,472
                                                                                          -----------    -----------
DEUTSCHE BANK EM:
Kazakhstan Tenge (KZT)              Sell       341,700 KZT     2/28/11       2,323,002             --          8,372
Russian Ruble (RUR)                  Buy       572,365 RUR     1/12/11      18,718,225         14,801        159,213
                                                                                          -----------    -----------
                                                                                               14,801        167,585
                                                                                          -----------    -----------
GOLDMAN SACHS EM:
Brazilian Real (BRR)                 Buy        33,000 BRR      2/2/11      19,726,054        279,973             --


                  45 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Brazilian Real (BRR)                Sell       158,940 BRR      2/2/11      95,007,848             --      1,016,591
Mexican Nuevo Peso (MXN)             Buy       551,075 MXN     2/16/11      44,471,926         36,636        171,344
Mexican Nuevo Peso (MXN)            Sell       106,900 MXN      2/2/11       8,636,207             --        351,954
South African Rand (ZAR)             Buy        49,440 ZAR      2/1/11       7,468,631         28,115             --
                                                                                          -----------    -----------
                                                                                              344,724      1,539,889
                                                                                          -----------    -----------
HSBC EM:
Brazilian Real (BRR)                Sell        41,860 BRR      2/2/11      25,022,200             --         23,693
Israeli Shekel (ILS)                Sell        62,040 ILS     1/31/11      17,474,908             --        468,329
                                                                                          -----------    -----------
                                                                                                   --        492,022
                                                                                          -----------    -----------
JP MORGAN CHASE:
Chilean Peso (CLP)                   Buy       876,000 CLP      1/7/11       1,870,724         54,239             --
Euro (EUR)                           Buy       107,645 EUR      2/9/11     143,832,872             --      7,715,142
Euro (EUR)                          Sell        26,265 EUR     2/10/11      35,094,557      1,249,249             --
Malaysian Ringgit (MYR)              Buy        22,220 MYR     2/18/11       7,182,652             --         14,109
Malaysian Ringgit (MYR)             Sell           160 MYR     2/10/11          51,743             --            852
Mexican Nuevo Peso (MXN)             Buy       132,100 MXN     2/22/11      10,655,563         96,011             --
New Taiwan Dollar (TWD)             Sell       535,000 TWD     1/12/11      18,356,056             --        549,433
Norwegian Krone (NOK)                Buy       436,300 NOK      2/9/11      74,623,752             --        828,043
Norwegian Krone (NOK)               Sell        26,100 NOK     2/22/11       4,461,310             --        110,549
Philippines Peso (PHP)               Buy       317,000 PHP      1/4/11       7,236,121         33,213             --
Singapore Dollar (SGD)               Buy         2,130 SGD     5/10/11       1,659,769          7,837             --
                                                                                          -----------    -----------
                                                                                            1,440,549      9,218,128
                                                                                          -----------    -----------
JP MORGAN EM:
Argentine Peso (ARP)                 Buy        25,660 ARP     3/29/11       6,332,591        142,000             --
Chinese Renminbi (Yuan) (CNY)        Buy       220,530 CNY     6/7/11-      33,502,263        914,573             --
                                                               6/20/11
Indonesia Rupiah (IDR)               Buy   166,860,000 IDR     1/13/11      18,481,414         21,407             --
Malaysian Ringgit (MYR)              Buy        93,870 MYR     2/18/11      30,343,635        508,590             --
Malaysian Ringgit (MYR)             Sell         4,970 MYR     2/10/11       1,607,254          2,463             --
Philippines Peso (PHP)               Buy     1,385,000 PHP      3/4/11      31,613,065        228,520             --
Philippines Peso (PHP)              Sell       317,000 PHP      1/4/11       7,236,121             --         65,798
                                                                                          -----------    -----------
                                                                                            1,817,553         65,798
                                                                                          -----------    -----------
MORGAN STANLEY & CO., INC.
Kazakhstan Tenge (KZT)               Buy       341,400 KZT     2/28/11       2,320,962             --         11,801
MORGAN STANLEY EM:
Indian Rupee (INR)                   Buy     1,307,100 INR      2/1/11      29,060,603         68,699             --
Kazakhstan Tenge (KZT)              Sell       341,400 KZT     2/28/11       2,320,962             --          8,738
                                                                                          -----------    -----------
                                                                                               68,699          8,738
                                                                                          -----------    -----------
NOMURA SECURITIES:
Japanese Yen (JPY)                   Buy     3,733,000 JPY     3/22/11      46,018,449        274,544             --
Japanese Yen (JPY)                  Sell       553,000 JPY     2/22/11       6,815,022             --        240,252
New Zealand Dollar (NZD)             Buy         4,490 NZD     2/22/11       3,483,728        190,284             --
New Zealand Dollar (NZD)            Sell         8,080 NZD     2/22/11       6,269,159             --        342,479
Norwegian Krone (NOK)                Buy       435,890 NOK      2/9/11      74,553,626             --        938,888
Polish Zloty (PLZ)                   Buy       420,005 PLZ      2/9/11     141,510,109             --      9,122,180


                  46 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Polish Zloty (PLZ)                  Sell        34,760 PLZ      2/2/11      11,716,457             --         44,782
South African Rand (ZAR)             Buy        42,150 ZAR      2/1/11       6,367,371         26,265             --
                                                                                          -----------    -----------
                                                                                              491,093     10,688,581
                                                                                          -----------    -----------
RBS GREENWICH CAPITAL:
Euro (EUR)                          Sell         2,330 EUR     2/17/11       3,113,184         60,276             --
Swedish Krona (SEK)                  Buy       499,570 SEK      2/9/11      74,176,324             --      1,494,889
Swiss Franc (CHF)                    Buy         2,185 CHF     5/10/11       2,340,986         72,035             --
                                                                                          -----------    -----------
                                                                                              132,311      1,494,889
                                                                                          -----------    -----------
STANDARD NY EM
South African Rand (ZAR)            Sell        81,890 ZAR      2/1/11      12,370,676             --        937,309
                                                                                          -----------    -----------
STATE STREET:
Australian Dollar (AUD)              Buy        19,350 AUD     2/22/11      19,657,433        748,806             --
Australian Dollar (AUD)             Sell         6,160 AUD     2/22/11       6,257,870             --        238,380
British Pound Sterling
(GBP)                               Sell         2,670 GBP     2/22/11       4,161,050          1,108         10,335
Hong Kong Dollar (HKD)              Sell       134,500 HKD      1/3/11      17,304,444         52,858             --
Polish Zloty (PLZ)                   Buy        92,845 PLZ      2/2/11      31,295,008             --      1,065,314
South African Rand (ZAR)             Buy       127,100 ZAR      2/1/11      19,200,304      1,448,015             --
South African Rand (ZAR)            Sell        78,290 ZAR      2/1/11      11,826,843             --        894,556
                                                                                          -----------    -----------
                                                                                            2,250,787      2,208,585
                                                                                          -----------    -----------
Total unrealized appreciation and depreciation                                            $17,017,177    $49,714,075
                                                                                          ===========    ===========

FUTURES CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                                                                                     UNREALIZED
                                                          NUMBER OF   EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                           BUY/SELL   CONTRACTS      DATE          VALUE       (DEPRECIATION)
--------------------                           --------   ---------   ----------  --------------   --------------
DAX Index                                           Buy        75       3/18/11   $   17,356,146    $   (183,276)
Euro-Bundesobligation                               Buy       257        3/8/11       43,035,385        (253,772)
Japan (Government of) Bonds, 10 yr.                 Buy        10       3/10/11       17,318,635          57,473
Japan (Government of) E-Mini Bonds, 10 yr.         Sell       133        3/9/11       23,033,785          (4,089)
NASDAQ 100 E-Mini Index                             Buy       798       3/18/11       35,367,360          26,095
New Financial Times Stock Exchange 100 Index       Sell       268       3/18/11       24,623,075        (274,997)
New Financial Times Stock Exchange 100 Index        Buy        33       3/18/11        3,031,946          33,836
NIKKEI 225 Index                                   Sell       236       3/10/11       29,678,039          (7,234)
NIKKEI 225 Index                                    Buy        49       3/10/11        3,080,983         (17,970)
Standard & Poor's 500 E-Mini                       Sell     1,928       3/18/11      120,789,200      (1,564,186)
U.S. Treasury Long Bonds, 20 yr.                    Buy     1,613       3/22/11      196,987,625      (5,401,012)
U.S. Treasury Long Bonds, 20 yr.                   Sell     1,191       3/22/11      145,450,875       3,728,572
U.S. Treasury Nts., 2 yr.                           Buy         5       3/31/11        1,094,531             921
U.S. Treasury Nts., 2 yr.                          Sell     2,161       3/31/11      473,056,406         651,742
U.S. Treasury Nts., 5 yr.                          Sell       428       3/31/11       50,383,625         871,301
U.S. Treasury Nts., 5 yr.                           Buy       748       3/31/11       88,053,625      (1,121,251)
U.S. Treasury Nts., 10 yr.                          Buy     9,307       3/22/11    1,120,911,813     (31,077,483)
U.S. Treasury Nts., 10 yr.                         Sell       850       3/22/11      102,371,875       1,961,696
U.S. Ultra Bonds                                    Buy       130       3/22/11       16,522,188         402,802
United Kingdom Long Gilt                            Buy        27       3/29/11        5,029,981           4,550
                                                                                                    ------------
                                                                                                    $(32,166,282)
                                                                                                    ============


                  47 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                                                 PAY/                  UPFRONT
                                          BUY/SELL   NOTIONAL  RECEIVE                 PAYMENT                    UNREALIZED
REFERENCE ENTITY/                          CREDIT     AMOUNT    FIXED   TERMINATION   RECEIVED/                  APPRECIATION
SWAP COUNTERPARTY                        PROTECTION   (000'S)    RATE       DATE        (PAID)        VALUE     (DEPRECIATION)
-----------------                        ----------  --------  -------  -----------  -----------  ------------  --------------
AMERICAN GENERAL FINANCE
JPMorgan Chase Bank NA, NY Branch              Sell   $17,830    1.00%    12/20/15   $ 1,130,295  $   (980,163)  $   150,132
                                                      -------                        -----------  ------------   -----------
                                              Total    17,830                          1,130,295      (980,163)      150,132
                                                      -------                        -----------  ------------   -----------
BOLIVARIAN REPUBLIC OF VENEZUELA
Credit Suisse International                     Buy     3,040    5.00      9/20/15      (796,733)      603,449      (193,284)
                                                      -------                        -----------  ------------   -----------
                                              Total     3,040                           (796,733)      603,449      (193,284)
                                                      -------                        -----------  ------------   -----------
CAMPBELL SOUP CO.
Credit Suisse International                     Buy    17,830    1.00     12/20/15       521,329      (480,659)       40,670
                                                      -------                        -----------  ------------   -----------
                                              Total    17,830                            521,329      (480,659)       40,670
                                                      -------                        -----------  ------------   -----------
CATERPILLAR, INC.
Morgan Stanley Capital Services, Inc.          Sell    17,830    1.00     12/20/15     (213,978)       172,737       (41,241)
                                                      -------                        -----------  ------------   -----------
                                              Total    17,830                          (213,978)       172,737       (41,241)
                                                      -------                        -----------  ------------   -----------
CISCO SYSTEMS, INC.
Barclays Bank plc                               Buy    18,120    1.00     12/20/15       431,359      (435,683)       (4,324)
                                                      -------                        -----------  ------------   -----------
                                              Total    18,120                            431,359      (435,683)       (4,324)
                                                      -------                        -----------  ------------   -----------
DEVELOPMENT BANK OF KAZAKHSTAN JSC
Credit Suisse International                    Sell    11,730    3.75      2/20/13            --       487,522       487,522
                                                      -------                        -----------  ------------   -----------
                                              Total    11,730                                 --       487,522       487,522
                                                      -------                        -----------  ------------   -----------
FORTUNE BRANDS, INC.
Credit Suisse International                    Sell    17,830    1.00     12/20/15       712,553      (714,173)       (1,620)
                                                      -------                        -----------  ------------   -----------
                                              Total    17,830                            712,553      (714,173)       (1,620)
                                                      -------                        -----------  ------------   -----------
ISTANBUL BOND CO. SA FOR FINANSBANK AS
Morgan Stanley & Co. International Ltd.        Sell    15,590    1.30      3/24/13            --      (968,677)     (968,677)
                                                      -------                        -----------  ------------   -----------
                                              Total    15,590                                 --      (968,677)     (968,677)
                                                      -------                        -----------  ------------   -----------
LOCKHEED MARTIN CORP.
Credit Suisse International                     Buy    18,120    1.00     12/20/15       594,728      (577,043)       17,685
                                                      -------                        -----------  ------------   -----------
                                              Total    18,120                            594,728      (577,043)       17,685
                                                      -------                        -----------  ------------   -----------
MARKIT CDX EMERGING MARKET INDEX,
SERIES 14:
Barclays Bank plc                               Buy    35,800    5.00     12/20/15     4,676,872    (5,153,217)     (476,345)
Goldman Sachs International                     Buy    23,800    5.00     12/20/15     3,168,706    (3,425,882)     (257,176)
Merrill Lynch International                     Buy    29,400    5.00     12/20/15     3,914,283    (4,231,972)     (317,689)
                                                      -------                        -----------  ------------   -----------
                                              Total    89,000                         11,759,861   (12,811,071)   (1,051,210)
                                                      -------                        -----------  ------------   -----------


                  48 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

MCKESSON CORP.
Morgan Stanley Capital Services, Inc.           Buy    17,830    1.00     12/20/15       459,511      (480,093)      (20,582)
                                                      -------                        -----------  ------------   -----------
                                              Total    17,830                            459,511      (480,093)      (20,582)
                                                      -------                        -----------  ------------   -----------
MORGAN STANLEY
Credit Suisse International                     Buy    27,000    1.00      9/20/11        12,750       224,262       237,012
                                                      -------                        -----------  ------------   -----------
                                              Total    27,000                             12,750       224,262       237,012
                                                      -------                        -----------  ------------   -----------
RAYTHEON CO.
Citibank NA, New York                           Buy    18,120    1.00     12/20/15       472,553      (470,850)        1,703
                                                      -------                        -----------  ------------   -----------
                                              Total    18,120                            472,553      (470,850)        1,703
                                                      -------                        -----------  ------------   -----------
REPUBLIC OF PERU:
Barclays Bank plc                               Buy     6,390    1.76     12/20/14            --      (143,395)     (143,395)
Deutsche Bank AG                                Buy     7,680    1.71     12/20/16            --      (258,206)     (258,206)
JPMorgan Chase Bank NA, London Branch           Buy     9,590    1.74     12/20/14            --      (207,904)     (207,904)
Citibank NA, New York                          Sell     5,090    5.10      3/20/13            --      (119,460)     (119,460)
                                                      -------                        -----------  ------------   -----------
                                              Total    28,750                                 --      (728,965)     (728,965)
                                                      -------                        -----------  ------------   -----------
SLM CORP.:
Citibank NA, New York                          Sell    14,255    5.00     12/20/15      (135,065)      796,783       661,718
UBS AG                                         Sell     3,865    5.00     12/20/15       (36,620)      216,034       179,414
                                                      -------                        -----------  ------------   -----------
                                              Total    18,120                           (171,685)    1,012,817       841,132
                                                      -------                        -----------  ------------   -----------
XEROX CORP.
Citibank NA, New York                          Sell    17,830    1.00     12/20/15       222,176      (224,043)       (1,867)
                                                      -------                        -----------  ------------   -----------
                                              Total    17,830                            222,176      (224,043)       (1,867)
                                                      -------                        -----------  ------------   -----------
Grand Total Buys                                                                      13,455,358   (15,037,193)   (1,581,835)
Grand Total Sells                                                                      1,679,361    (1,333,440)      345,921
                                                                                     -----------  ------------   -----------
Total Credit Default Swaps                                                           $15,134,719  $(16,370,633)  $(1,235,914)
                                                                                     ===========  ============   ===========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                TOTAL MAXIMUM POTENTIAL
TYPE OF REFERENCE ASSET ON WHICH THE FUND     PAYMENTS FOR SELLING CREDIT                         REFERENCE ASSET
SOLD PROTECTION                                PROTECTION (UNDISCOUNTED)    AMOUNT RECOVERABLE*    RATING RANGE**
-----------------------------------------     ---------------------------   -------------------   ---------------
Investment Grade Single Name Corporate Debt           $ 89,440,000                  $--                 A to BBB-
Investment Grade Sovereign Debt                         27,320,000                   --               BBB to BBB-
Non-Investment Grade Sovereign Debt                      5,090,000                   --                        B-
                                                      ------------                  ---
Total                                                 $121,850,000                  $--
                                                      ============                  ===

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.


                  49 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.


                  50 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

INTEREST RATE SWAP CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                   NOTIONAL
INTEREST RATE/                      AMOUNT           PAID BY       RECEIVED BY    TERMINATION
SWAP COUNTERPARTY                  (000'S)           THE FUND        THE FUND         DATE         VALUE
-----------------                 ---------       -------------   -------------   -----------   -----------
BZDI:
Banco Santander SA, Inc.             22,500 BRR            BZDI          12.320%      1/2/17    $   244,640
Goldman Sachs Group, Inc. (The)      40,510 BRR            BZDI          11.390       1/5/15       (365,578)
Goldman Sachs Group, Inc. (The)      47,000 BRR            BZDI          12.800       1/2/17      1,477,839
Goldman Sachs Group, Inc. (The)      37,860 BRR            BZDI          11.420       1/3/14       (293,198)
JPMorgan Chase Bank NA               41,300 BRR            BZDI          13.900       1/2/17      2,300,634
Morgan Stanley                       21,800 BRR            BZDI          12.300       1/2/17        236,097
                                  ---------                                                     -----------
Total                               210,970 BRR                                                   3,600,434
                                  ---------                                                     -----------
MXN TIIE BANXICO:
                                                       MXN TIIE
Bank of America Merrill Lynch       333,500 MXN         BANXICO           5.875      12/6/12        (33,062)
                                                       MXN TIIE
Bank of America Merrill Lynch       840,000 MXN         BANXICO           5.735     11/29/12       (123,370)
                                                       MXN TIIE
Bank of America Merrill Lynch       513,500 MXN         BANXICO           5.750      12/5/12        (67,302)
                                                       MXN TIIE
Goldman Sachs Group, Inc. (The)     824,500 MXN         BANXICO           5.880     12/14/12        (70,322)
                                  ---------                                                     -----------
Total                             2,511,500 MXN                                                    (294,056)
                                  ---------                                                     -----------
SIX-MONTH AUD BBR BBSW
                                                                      Six-Month
Westpac Banking Corp.                47,515 AUD           5.660%   AUD BBR BBSW       8/6/20      1,253,999
                                  ---------                                                     -----------
SIX-MONTH CZK PRIBOR PRBO:
                                                                      Six-Month
                                                                     CZK PRIBOR
Morgan Stanley                      660,000 CZK           3.060            PRBO     12/16/15         36,483
                                                                      Six-Month
                                                                     CZK PRIBOR
Barclays Bank plc                   695,700 CZK           3.200            PRBO     12/21/15        (53,219)
                                  ---------                                                     -----------
Total                             1,355,700 CZK                                                     (16,736)
                                  ---------                                                     -----------
SIX-MONTH EUR EURIBOR:
                                                  Six-Month EUR
Barclays Bank plc                    27,050 EUR         EURIBOR           3.580     12/21/15         84,765
                                                  Six-Month EUR
Morgan Stanley                       26,300 EUR         EURIBOR           3.410     12/16/15        (21,467)
                                  ---------                                                     -----------
Total                                53,350 EUR                                                      63,298
                                  ---------                                                     -----------
SIX-MONTH GBP BBA LIBOR
                                                  Six-Month GBP
Barclays Bank plc                    27,310 GBP       BBA LIBOR           3.328       8/3/20       (188,996)
                                  ---------                                                     -----------
SIX-MONTH JPY BBA LIBOR:
                                                                      Six-Month
Citibank NA                       1,172,000 JPY           1.391   JPY BBA LIBOR      10/6/19       (281,767)
                                                                      Six-Month
JPMorgan Chase Bank NA            1,242,000 JPY           1.077   JPY BBA LIBOR       8/7/20        217,469
                                                                      Six-Month
JPMorgan Chase Bank NA            1,337,000 JPY           1.563   JPY BBA LIBOR      11/9/19       (555,709)
                                  ---------                                                     -----------
Total                             3,751,000 JPY                                                    (620,007)
                                  ---------                                                     -----------
THREE-MONTH USD BBA LIBOR
                                                    Three-Month
Barclays Bank plc                    44,100       USD BBA LIBOR           2.500       9/2/20     (2,610,943)
                                                                                                -----------
   Total Interest Rate Swaps                                                                    $ 1,186,993
                                                                                                ===========


                  51 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CZK   Czech Koruna
EUR   Euro
GBP   British Pounds Sterling
JPY   Japanese Yen
MXN   Mexican Nuevo Peso

Abbreviations/Definitions are as follows:

BANIXCO       Banco de Mexico
BBA LIBOR     British Bankers' Association London-Interbank Offered Rate
BBR BBSW      Bank Bill Swap Reference Rate (Australian Financial Market)
BZDI          Brazil Interbank Deposit Rate
EURIBOR       Euro Interbank Offered Rate
PRIBOR PRBO   Prague Interbank Offering Rate
TIIE          Interbank Equilibrium Interest Rate

TOTAL RETURN SWAP CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                           NOTIONAL
REFERENCE ENTITY/           AMOUNT                                                                         TERMINATION
SWAP COUNTERPARTY          (000'S)                 PAID BY THE FUND               RECEIVED BY THE FUND         DATE        VALUE
-----------------         ---------      -----------------------------------  ---------------------------  -----------  -----------
CONSUMER STAPLES SELECT
SECTOR INDEX:
                                         One-Month USD BBA LIBOR plus 15
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of the Consumer
                                         of the Consumer Staples Select       Staples Select Sector
Morgan Stanley               $6,645      Sector Index                         Index                             3/9/11  $   189,565
                                         One-Month USD BBA LIBOR plus 15
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of the Consumer
                                         of the Consumer Staples Select       Staples Select Sector
Morgan Stanley                  391      Sector Index                         Index                            9/14/11       10,872
                                                                                                                        -----------
                                                                                 Reference Entity Total                     200,437
                                                                                                                        -----------
CUSTOM BASKET OF
SECURITIES:
                                         One-Month CHF BBA LIBOR plus 30
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of a custom
Citibank NA                   7,210 CHF  of a custom basket of securities     basket of securities             1/12/11       20,073
                                         One-Month EURIBOR plus 30 basis
                                         points and if negative, the          If positive, the Total
                                         absolute value of the Total Return   Return of a custom
Citibank NA                  12,064 EUR  of a custom basket of securities     basket of securities             1/12/11      228,521
                                         One-Month GBP BBA LIBOR plus 30
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of a custom
Citibank NA                   6,039 GBP  of a custom basket of securities     basket of securities             1/12/11      376,985


                  52 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                         One-Month SEK STIBOR SIDE plus 30
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of a custom
Citibank NA                  20,048 SEK  of a custom basket of securities     basket of securities             1/12/11       32,985
                                         One-Month JPY BBA LIBOR plus 53
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of a custom
Citibank NA, New York     2,131,106 JPY  of a custom basket of securities     basket of securities             4/14/11      512,248
                                         One-Month USD BBA LIBOR plus 18
                                         basis points and if negative, the    If positive, the Total
Goldman Sachs Group,                     absolute value of the Total Return   Return of a custom
Inc. (The)                   89,352      of a custom basket of securities     basket of securities              9/9/11      912,665
                                         One-Month GBP BBA LIBOR plus 50
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of a custom
Morgan Stanley               17,447 GBP  of a custom basket of securities     basket of securities             1/14/11    1,010,613
                                                                                                                        -----------
                                                                              Reference Entity Total                      3,094,090
                                                                                                                        -----------
ENERGY SELECT SECTOR
INDEX
                                         One-Month USD BBA LIBOR plus 10
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of the Energy
Morgan Stanley                6,367      of the Energy Select Sector Index    Select Sector Index             10/13/11      335,839
HEALTH CARE SELECT
SECTOR INDEX
                                         One-Month USD BBA LIBOR plus 8
                                         basis points and if negative, the
                                         absolute value of the Total Return   If positive,the Total
                                         of the Health Care Select Sector     Return of the Health
UBS AG                        7,485      Index                                Care Select Sector Index         11/4/11      177,635
MSCI DAILY TR GROSS EAFE
USD INDEX:
                                                                              One-Month USD BBA LIBOR
                                                                              plus 15 basis points and
                                                                              if negative, the
                                                                              absolute value of the
                                                                              Total Return of the MSCI
                                         If positive, the Total Return of     Daily Gross EAFE USD
Citibank NA                   6,813      the MSCI Daily Gross EAFE USD Index  Index                            10/7/11     (544,394)
                                                                              One-Month USD LIBOR
                                                                              minus 5 basis points and
                                                                              if negative, the
                                                                              absolute value of the
                                                                              Total Return of the MSCI
Goldman Sachs Group,                     If positive, the Total Return of     Daily Gross EAFE USD
Inc. (The)                      852      the MSCI Daily Gross EAFE USD Index  Index                             7/8/11      (34,741)
                                                                              One-Month USD BBA LIBOR
                                                                              plus 10 basis points and
                                                                              if negative, the
                                                                              absolute value of the
                                                                              Total Return of the MSCI
Goldman Sachs Group,                     If positive, the Total Return of     Daily Gross EAFE USD
Inc. (The)                      320      the MSCI Daily Gross EAFE USD Index  Index                            5/11/11       (9,709)


                  53 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                              One-Month USD LIBOR
                                                                              minus 5 basis points and
                                                                              if negative, the
                                                                              absolute value of the
                                                                              Total Return of the MSCI
Goldman Sachs Group,                     If positive, the Total Return of     Daily Gross EAFE USD
Inc. (The)                    5,977      the MSCI Daily Gross EAFE USD Index  Index                             7/8/11     (267,036)
                                                                              One-Month USD BBA LIBOR
                                                                              minus 35 basis points
                                                                              and if negative, the
                                                                              absolute value of the
                                                                              Total Return of the MSCI
                                         If positive, the Total Return of     Daily Gross EAFE USD
Morgan Stanley               10,608      the MSCI Daily Gross EAFE USD Index  Index                            10/7/11     (396,189)
                                                                              One-Month USD BBA LIBOR
                                                                              minus 10 basis points
                                                                              and if negative, the
                                                                              absolute value of the
                                                                              Total Return of the MSCI
                                         If positive, the Total Return of     Daily Gross EAFE USD
UBS AG                       13,787      the MSCI Daily Gross EAFE USD Index  Index                            10/7/11     (876,891)
                                                                                                                        -----------
                                                                              Reference Entity Total                     (2,128,960)
                                                                                                                        -----------
MSCI DAILY TR GROSS
EUROPE EURO INDEX:
                                                                              One-Month EURIBOR minus
                                                                              60 basis points and if
                                                                              negative, the absolute
                                         If positive, the Total Return of     value of the Total
                                         the MSCI Daily Gross Europe Euro     Return of the MSCI Daily
Citibank NA                   1,106 EUR  Index                                Gross Europe Euro Index          1/12/11      (10,503)
                                                                              One-Month EURIBOR minus
                                                                              3 basis points and if
                                                                              negative, the absolute
                                         If positive, the Total Return of     value of the Total
Goldman Sachs Group,                     the MSCI Daily Gross Europe Euro     Return of the MSCI Daily
Inc. (The)                    3,563 EUR  Index                                Gross Europe Euro Index          1/12/11      (21,141)
                                                                              One-Month EURIBOR minus
                                                                              3 basis points and if
                                                                              negative, the absolute
                                         If positive, the Total Return of     value of the Total
Goldman Sachs Group,                     the MSCI Daily Gross Europe Euro     Return of the MSCI Daily
Inc. (The)                    7,231 EUR  Index                                Gross Europe Euro Index          1/12/11      (42,908)
                                                                              One-Month Europe EURIBOR
                                                                              minus 3 basis points and
                                                                              if negative, the
                                                                              absolute value of the
                                         If positive, the Total Return of     Total Return of the MSCI
Goldman Sachs Group,                     the MSCI Daily Gross Europe Euro     Daily Gross Europe Euro
Inc. (The)                    3,208 EUR  Index                                Index                            1/17/11      (17,667)


                  54 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                              One-Month EURIBOR minus
                                                                              30 basis points and if
                                                                              negative, the absolute
                                         If positive, the Total Return of     value of the Total
                                         the MSCI Daily Gross Europe Euro     Return of the MSCI Daily
Morgan Stanley                7,266 EUR  Index                                Gross Europe Euro Index          1/12/11     (135,783)
                                                                                                                        -----------
                                                                              Reference Entity Total                       (228,002)
                                                                                                                        -----------
MSCI DAILY TR ITALY USD
INDEX:
                                         One-Month USD BBA LIBOR minus 25
                                         basis points and if negative, the    If positive, the Total
Goldman Sachs Group,                     absolute value of the Total Return   Return of the MSCI Daily
Inc. (The)                    1,187      of the MSCI Daily Italy USD Index    Italy USD Index                   3/4/11       71,056
                                         One-Month USD BBA LIBOR minus 25
                                         basis points and if negative, the    If positive, the Total
Goldman Sachs Group,                     absolute value of the Total Return   Return of the MSCI Daily
Inc. (The)                    7,865      of the MSCI Daily Italy USD Index    Italy USD Index                   3/4/11      437,038
                                         One-Month USD BBA LIBOR minus 25
                                         basis points and if negative, the    If positive, the Total
Goldman Sachs Group,                     absolute value of the Total Return   Return of the MSCI Daily
Inc. (The)                      652      of the MSCI Daily Italy USD Index    Italy USD Index                   3/4/11       39,578
                                                                                                                        -----------
                                                                              Reference Entity Total                        547,672
                                                                                                                        -----------
MSCI DAILY TR NET
EMERGING MARKETS KOREA
PRICE RETURN INDEX
                                         One-Month USD BBA LIBOR plus 30
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of the MSCI Daily
                                         of the MSCI Daily Net Emerging       Net Emerging Markets
UBS AG                        8,306      Markets Korea Price Return Index     Korea Price Return Index          8/8/11      811,479
MSCI DAILY TR NET HONG
KONG USD INDEX
                                         One-Month USD BBA LIBOR plus 46
                                         basis points and if negative, the
                                         absolute value of the Total Return   If positive, the Total
                                         of the MSCI Daily Net Hong Kong      Return of the MSCI Daily
UBS AG                        9,185      USD Index                            Net Hong Kong USD Index         12/07/11     (199,605)
MSCI DAILY TR NET JAPAN
USD INDEX
                                         One-Month USD BBA LIBOR plus 20
                                         basis points and if negative, the
                                         absolute value of the Total Return   If positive, the Total
                                         of the MSCI Daily Net Japan USD      Return of the MSCI Daily
Deutsche Bank AG              9,098      Index                                Net Japan USD Index             12/12/11      493,317
MSCI DAILY TR NET
SINGAPORE USD INDEX
                                         One-Month USD BBA LIBOR plus 39
                                         basis points and if negative, the
                                         absolute value of the Total Return   If positive, the Total
                                         of the MSCI Daily Net Singapore      Return of the MSCI Daily
Morgan Stanley                9,162      USD Index                            Net Singapore USD Index          12/7/11      198,278
ORDINARY SHARES OF NOVO
NORDISK AS
                                         One-Month DKK BBA LIBOR plus 30
                                         basis points and if negative, the    If positive, the
                                         absolute value of the Total Return   absolute value of the
                                         of the ordinary shares of Novo       ordinary shares of Novo
Citibank NA                   4,057 DKK  Nordisk AS                           Nordisk AS                       4/11/11       65,928


                  55 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

S&P 500 VALUE INDEX
                                                                              One-Month USD LIBOR
                                                                              minus 35 basis points
                                                                              and if negative, the
                                                                              absolute value of the
Goldman Sachs Group,                     If positive, the Total Return of     Total Return of the S&P
Inc. (The)                   22,290      the S&P 500 Value Index              500 Value Index                  12/8/11   (1,052,654)
S&P 600 SMALLCAP INDEX
                                         One-Month USD BBA LIBOR minus 16
                                         basis points and if negative, the    If positive, the Total
                                         absolute value of the Total Return   Return of the S&P 600
UBS AG                       22,447      of the S&P 600 Smallcap Index        Smallcap Index                   12/8/11      831,013
                                                                                                                        -----------
                                                                              Total of Total Return Swaps               $ 3,146,467
                                                                                                                        ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF   SWISS FRANC
DKK   DANISH KRONE
EUR   EURO
GBP   BRITISH POUNDS STERLING
JPY   JAPANESE YEN
SEK   SWEDISH KRONA

Abbreviations are as follows:

BBA LIBOR     BRITISH BANKERS' ASSOCIATION LONDON-INTERBANK OFFERED RATE
EAFE          EUROPE, AUSTRALASIA, FAR EAST
EURIBOR       EURO INTERBANK OFFERED RATE
LIBOR         LONDON-INTERBANK OFFERED RATE
MSCI          MORGAN STANLEY CAPITAL INTERNATIONAL
S&P           STANDARD & POOR'S
STIBOR SIDE   STOCKHOLM INTERBANK OFFERED RATE
TR            TOTAL RETURN

CURRENCY SWAPS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                         NOTIONAL
REFERENCE ENTITY/                         AMOUNT         PAID BY          RECEIVED BY      TERMINATION
SWAP COUNTERPARTY                        (000'S)         THE FUND          THE FUND            DATE         VALUE
-----------------                       ---------     -------------   ------------------   -----------   -----------
EACH OF JSC "RUSHYDRO" (OPEN JOINT
STOCK COMPANY, FEDERAL HYDROGENERATION
COMPANY) AND OJSC SARATOVSKAYA HPP AND
ANY SUCCESSOR(S) TO THESE REFERENCE
ENTITIES.
                                                                      7.75% from debt
                                                                      obligations of JSC
                                                      Three-Month     Rushydro and JSC
Morgan Stanley Capital Services, Inc.    980,430 RUR  USD BBA LIBOR   Saratovskaya HPP       12/26/13    $(5,649,992)
                                                                                                         ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency

RUR  Russian Ruble

Abbreviations/Definitions are as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate


                  56 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VOLATILITY SWAPS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                         NOTIONAL
REFERENCE ENTITY/         AMOUNT                                              RECEIVED BY  TERMINATION
SWAP COUNTERPARTY         (000'S)                 PAID BY THE FUND              THE FUND       DATE       VALUE
-----------------        --------      -------------------------------------  -----------  -----------  --------
AUD/JPY EXCHANGE RATE:
                                       The Historic Volatility of the mid
                                       AUD/JPY spot exchange rate during the
Citibank NA                    48 AUD  Observation Period                        12.15%       2/7/11    $ 10,328
CHF/SEK EXCHANGE RATE:
                                       The Historic Volatility of the mid
                                       CHF/SEK spot exchange rate during the
Citibank NA                    46 CHF  Observation Period                        10.30       1/14/11      (5,131)
                                       The Historic Volatility of the mid
Credit Suisse                          CHF/SEK spot exchange rate during the
International                  45 CHF  Observation Period                        10.00       1/18/11     (49,215)
                                       The Historic Volatility of the mid
Credit Suisse                          CHF/SEK spot exchange rate during the
International                  45 CHF  Observation Period                         9.95       1/18/11     (39,495)
                                       The Historic Volatility of the mid
Credit Suisse                          CHF/SEK spot exchange rate during the
International                  46 CHF  Observation Period                        10.55       1/13/11       5,563
                                       The Historic Volatility of the mid
                                       CHF/SEK spot exchange rate during the
Deutsche Bank AG               46 CHF  Observation Period                        10.55       1/18/11     (41,422)
                                       The Historic Volatility of the mid
                                       CHF/SEK spot exchange rate during the
Deutsche Bank AG               47 CHF  Observation Period                        11.60       1/10/11      60,131
                                                                                                        --------
                                                                                Reference Entity Total   (69,569)
                                                                                                        --------


                  57 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

EUR/NZD EXCHANGE RATE:
                                       The Historic Volatility of the mid
Bank of America Merrill                EUR/NZD spot exchange rate during the
Lynch                          35 EUR  Observation Period                         9.30       1/10/11     (27,816)
                                       The Historic Volatility of the mid
                                       EUR/NZD spot exchange rate during the
Citibank NA                    35 EUR  Observation Period                         9.50       1/10/11     (36,534)
                                       The Historic Volatility of the mid
Credit Suisse                          EUR/NZD spot exchange rate during the
International                  36 EUR  Observation Period                        10.01        1/6/11      (6,586)
                                       The Historic Volatility of the mid
                                       EUR/NZD spot exchange rate during the
Deutsche Bank AG               35 EUR  Observation Period                         9.60        1/7/11     (31,609)
                                                                                                        --------
                                                                                Reference Entity Total  (102,545)
                                                                                                        --------
USD/SEK EXCHANGE RATE:
                                       The Historic Volatility of the mid
Bank of America Merrill                USD/SEK spot exchange rate during the
Lynch                          47      Observation Period                        13.20       1/28/11      19,938
                                       The Historic Volatility of the mid
Bank of America Merrill                USD/SEK spot exchange rate during the
Lynch                          47      Observation Period                        13.40       1/27/11      45,444
                                       The Historic Volatility of the mid
Credit Suisse                          USD/SEK spot exchange rate during the
International                  47      Observation Period                        13.70       1/21/11      75,116
                                       The Historic Volatility of the mid
Credit Suisse                          USD/SEK spot exchange rate during the
International                  47      Observation Period                        13.00       1/24/11      24,160


                  58 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                       The Historic Volatility of the mid
Credit Suisse                          USD/SEK spot exchange rate during the
International                  47      Observation Period                        12.90        2/3/11     (62,079)
                                       The Historic Volatility of the mid
Credit Suisse                          USD/SEK spot exchange rate during the
International                  47      Observation Period                        14.00       1/20/11     102,548
                                       The Historic Volatility of the mid
Credit Suisse                          USD/SEK spot exchange rate during the
International                  47      Observation Period                        12.95       1/31/11     (35,378)
                                       The Historic Volatility of the mid
                                       USD/SEK spot exchange rate during the
Deutsche Bank AG               47      Observation Period                        13.00       1/31/11     (40,978)
                                       The Historic Volatility of the mid
                                       USD/SEK spot exchange rate during the
Deutsche Bank AG               47      Observation Period                        13.50       1/24/11      38,820
                                                                                                        --------
                                                                                Reference Entity Total   167,591
                                                                                                        --------
                                                                                Total Volatility Swaps  $  5,805
                                                                                                        ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
CHF   Swiss Franc
EUR   Euro
JPY   Japanese Yen
NZD   New Zealand Dollar
SEK   Swedish Krona

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

SWAP SUMMARY AS OF DECEMBER 31, 2010 IS AS FOLLOWS:

                                                                 NOTIONAL
                                          SWAP TYPE FROM          AMOUNT
SWAP COUNTERPARTY                         FUND PERSPECTIVE       (000'S)              VALUE
-----------------                         -------------------   ---------         ------------
Banco Santander SA, Inc.                  Interest Rate            22,500 BRR         $244,640
Bank of America Merrill Lynch:
                                          Interest Rate         1,687,000 MXN         (223,734)
                                          Volatility                   35 EUR          (27,816)
                                          Volatility                   94               65,382
                                                                                  ------------
                                                                                      (186,168)


                  59 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

Barclays Bank plc:
                                          Credit Default Buy
                                          Protection               60,310           (5,732,295)
                                          Interest Rate           695,700 CZK          (53,219)
                                          Interest Rate            27,050 EUR           84,765
                                          Interest Rate            27,310 GBP         (188,996)
                                          Interest Rate            44,100           (2,610,943)
                                                                                  ------------
                                                                                    (8,500,688)
Citibank NA:
                                          Interest Rate         1,172,000 JPY         (281,767)
                                          Total Return              7,210 CHF           20,073
                                          Total Return              4,057 DKK           65,928
                                          Total Return             13,170 EUR          218,018
                                          Total Return              6,039 GBP          376,985
                                          Total Return             20,048 SEK           32,985
                                          Total Return              6,813             (544,394)
                                          Volatility                   48 AUD           10,328
                                          Volatility                   46 CHF           (5,131)
                                          Volatility                   35 EUR          (36,534)
                                                                                  ------------
                                                                                      (143,509)
Citibank NA, New York:
                                          Credit Default Buy
                                          Protection               18,120             (470,850)
                                          Credit Default Sell
                                          Protection               37,175              453,280
                                          Total Return          2,131,106 JPY          512,248
                                                                                  ------------
                                                                                       494,678
Credit Suisse International:
                                          Credit Default Buy
                                          Protection               65,990             (229,991)
                                          Credit Default Sell
                                          Protection               29,560             (226,651)
                                          Volatility                  136 CHF          (83,147)
                                          Volatility                   36 EUR           (6,586)
                                          Volatility                  235              104,367
                                                                                  ------------
                                                                                      (442,008)
Deutsche Bank AG:
                                          Credit Default Buy
                                          Protection                7,680             (258,206)
                                          Total Return              9,098              493,317
                                          Volatility                   93 CHF           18,709
                                          Volatility                   35 EUR          (31,609)
                                          Volatility                   94               (2,158)
                                                                                  ------------
                                                                                       220,053
Goldman Sachs Group, Inc. (The):
                                          Interest Rate           125,370 BRR          819,063
                                          Interest Rate           824,500 MXN          (70,322)
                                          Total Return             14,002 EUR          (81,716)
                                          Total Return            128,495               96,197
                                                                                  ------------
                                                                                       763,222
                                                                                  ------------


                  60 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                          Credit Default Buy
Goldman Sachs International               Protection               23,800           (3,425,882)
JPMorgan Chase Bank NA:
                                          Interest Rate            41,300 BRR        2,300,634
                                          Interest Rate         2,579,000 JPY         (338,240)
                                                                                  ------------
                                                                                     1,962,394
JPMorgan Chase Bank NA, London Branch     Credit Default Buy
                                          Protection                9,590             (207,904)
                                          Credit Default Sell
JPMorgan Chase Bank NA, NY Branch         Protection               17,830             (980,163)
                                          Credit Default Buy
Merrill Lynch International               Protection               29,400           (4,231,972)
Morgan Stanley:
                                          Interest Rate            21,800 BRR          236,097
                                          Interest Rate           660,000 CZK           36,483
                                          Interest Rate            26,300 EUR          (21,467)
                                          Total Return              7,266 EUR         (135,783)
                                          Total Return             17,447 GBP        1,010,613
                                          Total Return             33,173              338,365
                                                                                  ------------
                                                                                     1,464,308
Morgan Stanley & Co. International Ltd.   Credit Default Sell
                                          Protection               15,590             (968,677)
Morgan Stanley Capital Services, Inc.:
                                          Credit Default Buy
                                          Protection               17,830             (480,093)
                                          Credit Default Sell
                                          Protection               17,830              172,737
                                          Currency                980,430 RUR       (5,649,992)
                                                                                  ------------
                                                                                    (5,957,348)
UBS AG:
                                          Credit Default Sell
                                          Protection                3,865              216,034
                                          Total Return             61,210              743,631
                                                                                  ------------
                                                                                       959,665
Westpac Banking Corp.                     Interest Rate            47,515 AUD        1,253,999
                                                                                  ------------
                                                                    Total Swaps   $(17,681,360)
                                                                                  ============

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD   Australian Dollar
BRR   Brazilian Real
CHF   Swiss Franc
CZK   Czech Koruna
DKK   Danish Krone
EUR   Euro
GBP   British Pounds Sterling
JPY   Japanese Yen
MXN   Mexican Nuevo Peso
RUR   Russian Ruble
SEK   Swedish Krona


                  61 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Event-linked bonds are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.


                 62 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                       WHEN-ISSUED
                        OR DELAYED
                         DELIVERY
                          BASIS
                       TRANSACTIONS
                       ------------
Purchased securities   $323,445,686
Sold securities          27,307,984


                  63 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. Information concerning securities in default as of December 31, 2010 is as follows:

Cost                                $162,328,084
Market Value                        $ 12,526,708
Market Value as a % of Net Assets           0.14%

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "master funds"). Each master fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one master fund than in another, the Fund will have greater exposure to the risks of that master fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the master funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each master fund according to its allocated pro-rata share, based on its relative proportion of total outstanding master fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the master funds. As a shareholder, the Fund is subject to its proportional share of the master funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the master funds.


                  64 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.


                  65 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of December 31, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $43,373,725, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $11,795,960 as of December 31, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of December 31, 2010 the Fund has required certain counterparties to post collateral of $8,716,155.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of December 31, 2010, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $46,467,545 for which the Fund has posted collateral of $13,263,998. If a contingent feature would have been triggered as of December 31, 2010, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities in the annual and semiannual reports; securities posted as collateral, if any, are reported on the Statement of Investments.

FOREIGN CURRENCY EXCHANGE CONTRACTS


                  66 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended December 31, 2010, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $435,075,226 and $168,179,383, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the


                  67 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the period ended December 31, 2010, the Fund had an average market value of $1,957,330,332 and $809,331,023 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the period ended December 31, 2010, the Fund had an average market value of $10,076,453 and $6,259,443 on purchased call options and purchased put options, respectively.

During the period ended December 31, 2010, the Fund had an average market value of $110,350 and $128,177 on written call options and written put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.


                  68 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended December 31, 2010 was as follows:

                                    CALL OPTIONS                    PUT OPTIONS
                            ----------------------------   ----------------------------
                               NUMBER OF      AMOUNT OF       NUMBER OF      AMOUNT OF
                               CONTRACTS       PREMIUMS       CONTRACTS       PREMIUMS
                            --------------   -----------   --------------   -----------
Options outstanding as of
   September 30, 2010        2,858,000,000   $   745,282               --   $        --
Options written              2,278,560,000     2,297,772    2,278,560,000     2,307,162
Options closed or expired   (4,518,785,000)   (1,944,608)    (617,775,000)   (1,097,807)
Options exercised             (617,775,000)   (1,098,446)  (1,660,785,000)   (1,209,355)
                            --------------   -----------   --------------   -----------
Options outstanding as of
   December 31, 2010                    --   $        --               --   $        --
                            ==============   ===========   ==============   ===========

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential


                  69 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

     losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     For the period ended December 31, 2010, the Fund had average notional amounts of $158,795,000 and $189,609,738 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended December 31, 2010, the Fund, had average notional amounts of $110,377,903 and $323,932,456 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.


                  70 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended December 31, 2010, the Fund had average notional amounts of $267,947,199 and $101,907,584 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     CURRENCY SWAPS. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.

     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.

     For the period ended December 31, 2010, the Fund had average notional amounts of $31,754,401 on currency swaps.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will


                  71 | Oppenheimer Global Strategic Income Fund

Oppenheimer Global Strategic Income Fund
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

     appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     For the period ended December 31, 2010, the Fund had average notional amounts of $94,956 and $882,388 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

RESTRICTED SECURITIES

As of December 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

UNFUNDED PURCHASE AGREEMENTS

Pursuant to the terms of certain indenture agreements, the Fund has unfunded purchase agreements of $22,435,383 at December 31, 2010. The following agreements are subject to funding based on the borrower's discretion. The Fund is obligated to fund these agreements at the time of the request by the borrower. These agreements have been excluded from the Statement of Investments.

As of December 31, 2010, the Fund had unfunded purchase agreements as follows:

                                                       COMMITMENT
                                                      TERMINATION     UNFUNDED
                                                          DATE         AMOUNT
                                                      -----------   -----------
Deutsche Bank AG, Opic Reforma I Credit Linked Nts.     10/23/13    $22,435,383

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $9,097,903,877
Federal tax cost of other investments      599,728,089
                                        --------------
Total federal tax cost                  $9,697,631,966
                                        ==============
Gross unrealized appreciation           $  546,863,114
Gross unrealized depreciation             (488,553,966)
                                        --------------
Net unrealized appreciation             $   58,309,148
                                        ==============


                  72 | Oppenheimer Global Strategic Income Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Strategic Income Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011